VISION
                               U.S. Government
                               Securities Fund
                Seeks current income by investing primarily in
                securities that are guaranteed for payment of
                principal and interest by the U.S. government,
                its agencies or instrumentalities (Fund shares
                       themselves are not guaranteed).
--------------------------------------------------------------------------------

                                    VISION
                              New York Municipal
                                 Income Fund
                          (formerly, VISION New York
                                Tax-Free Fund)
                   Seeks current income that is exempt from
                         federal, New York State and
                      New York City income taxes*, as is
                   consistent with preservation of capital.
--------------------------------------------------------------------------------

                                    VISION
                              Equity Income Fund
              Seeks to provide current income by investing in a
            diversified portfolio consisting primarily of income-
              producing equity securities of domestic companies
                 (common and preferred stock and convertible
               securities). Capital appreciation is a secondary
                          investment consideration.
--------------------------------------------------------------------------------

                                    VISION
                            Growth and Income Fund
               Seeks to provide long-term growth of capital and
                income by investing in a diversified portfolio
                  consisting primarily of equity securities
                  (common stock and convertible securities)
                    and debt securities (bonds and notes).
--------------------------------------------------------------------------------

                                    VISION
                          Capital Appreciation Fund
               Seeks to produce long-term capital appreciation,
                  primarily through a diversified portfolio
                  of mid-capitalization stocks selected for
                    their ability to appreciate in value.
--------------------------------------------------------------------------------

                                    VISION
                              Money Market Fund
                   Seeks current income with liquidity and
                 stability of principal by investing in high-
                     quality money market instruments.**
--------------------------------------------------------------------------------

                                    VISION
                                Treasury Money
                                 Market Fund
              Primarily seeks current income with liquidity and
              stability of principal by investing in short-term
                  U.S. Treasury obligations, which are fully
               guaranteed for payment of principal and interest
                          by the U.S. government.**
--------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                              Money Market Fund
            Seeks a high level of current interest income that is exempt from federal, New York State and New York City income taxes,* as well as
                   liquidity and stability of principal.**
--------------------------------------------------------------------------------

 *Some income may be subject to the federal
  alternative minimum tax.
**Money market mutual funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in these funds is neither insured nor guaranteed by the U.S. government.

                For more complete information about any of the
                     Vision Funds, contact (800) 836-2211
                 for a prospectus. Please read the prospectus
                         carefully before investing.


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the VISION Equity and Income Funds for the six-month period ended October 31, 1997. This report begins with a discussion by each fund's management about the economy, the market, and fund strategies over the reporting period. Next, you'll find a complete list of portfolio holdings and financial statements for each fund.

The following highlights summarize the performance of each VISION equity and income fund over the six-month reporting period.

VISION U.S. GOVERNMENT SECURITIES FUND

The fund's portfolio of U.S. government securities paid dividends totaling $0.31 per share. In an improved bond market environment, the fund's net asset value rose from $9.28 at the beginning of the reporting period to $9.60 at the reporting period's end. As a result, the fund achieved a total return of 6.89% (2.05% adjusted for the fund's sales charge).* At the end of the reporting period, the fund's total net assets reached $54 million.

VISION NEW YORK MUNICIPAL INCOME FUND (FORMERLY, VISION NEW YORK TAX-FREE FUND)

The fund's portfolio of high-quality, New York municipal bonds paid $0.22 per share.** In an improved bond market environment, the fund's net asset value rose from $10.08 at the beginning of the reporting period to $10.47 at the reporting period's end. Through dividends and net asset value increase, the fund achieved a total return of 6.12% (1.39% adjusted for the fund's sales charge).* By the end of the reporting period, tax-sensitive New York residents had invested a total of $40 million in the fund.

VISION GROWTH AND INCOME FUND

In a highly positive stock market environment that was impacted by volatility later in the reporting period, the fund's portfolio--which focuses on quality, value stocks issued by mid-size companies-- delivered strong performance to shareholders. The fund achieved a total return of 22.83% (16.07% adjusted for the fund's sales charge)* through dividends totaling $0.05 per share and a significant share price increase of $15.11 to $18.51. The fund's total net assets grew to reach $133 million at the end of the reporting period.

VISION CAPITAL APPRECIATION FUND

The fund's more aggressive portfolio of stocks issued by mid-size companies resulted in extremely strong performance to shareholders. The fund achieved a six-month total return of 25.13% (18.20% adjusted for the fund's sales charge)* through a significant share price increase of $11.26 to $14.09. The fund's total net assets grew to reach $52 million at the end of the reporting period.

 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Income may be subject to the federal alternative minimum tax.


Thank you for pursuing the opportunities of one or more key financial markets through the professional management and diversification of the VISION Equity and Income Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,

Edward C. Gonzales
President
December 15, 1997



INVESTMENT REVIEW
--------------------------------------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

Yields on U.S. fixed income securities fell during the first six months of the Vision U.S. Government Securities Fund's fiscal year. On April 30, 1997, the yield of the U.S. Treasury 10-Year Note was 6.72%. The 10-Year Note yield peaked on May 28, 1997 at 6.80%, then proceeded down, ending the semi-annual period at 5.84% on October 31, 1997.

The fund successfully participated in the early summer rally. The fund's average maturity and duration were reduced in late July concurrent with the redemption in market yields. The fund's total return for the May 1, 1997 to October 31, 1997 period was 6.89%,* based on net asset value (2.05% adjusted for the fund's sales charge). This compares with a 7.07% return on the Lehman Brothers Aggregate Bond Index,** which unlike the fund, is not subject to any expenses or fees. The fund also maintained a higher credit quality than the Lehman Brothers Aggregate Bond Index** during the six month reporting period. The net asset value of the fund rose from $9.29 on May 1, 1997 to $9.60 on October 31, 1997.

Current conditions warrant a defensive portfolio posture. One year ago we discussed a "yield premium" that was embedded in market interest rates. This yield premium was the result of a "fear factor" in the market which consisted of two items: fear of faster economic growth, and fear of increases in the level of inflation. While U.S. economic growth has been reasonably strong, it has not accelerated appreciably. The performance of the U.S. credit market has discredited the inflation fear. The U.S. credit markets are currently discounting a 2.30% inflation rate for the next ten years. This is down sharply from the 3.15% expectation that was priced in the markets on April 30, 1997. We previously mentioned that as the "yield premium" diminishes, we would move from an offensive to a defensive posture, seeking to preserve the capital that we anticipated would accumulate. We have reduced our duration or interest rate risk as yields have diminished. We continue to emphasize income production in the portfolio. We will seek increases in principal returns only when the risks of doing so are greatly minimized.

 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** The Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank of Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's. This index is unmanaged, and investments cannot be made in an index.


VISION NEW YORK MUNICIPAL INCOME FUND
(FORMERLY, VISION NEW YORK TAX-FREE FUND)

Yields on municipal securities fell during the first six months of the Vision New York Municipal Income Fund's fiscal year. On April 30, 1997, the municipal bond market, as measured by the Bond Buyer 40 Bond Index* (yield to par basis), was 6.15%, which also represented the yield peak for the six month reporting period. Yields subsequently proceeded to fall, reaching a low yield of 5.38% on July 31, 1997, and ended the semi-annual reporting period at 5.59% on October 31, 1997.

The fund successfully participated in the early summer rally. The fund's average maturity and duration were reduced in late July concurrent with the reduction in market yields. The fund's total return for the May 1, 1997 to October 31, 1997 period was 6.12%,** based on net asset value (1.39% adjusted for the fund's sales charge). This compares with a 6.75% return on the Lehman New York Tax-Exempt Index,+ which, unlike the fund, is not subject to any expenses or fees. The fund also maintained a higher credit quality than the Lehman Brothers New York Tax-Exempt Index+ during the six month reporting period. The net asset value of the fund rose from $10.10 on May 1, 1997 to $10.47 on October 31, 1997.

Municipal yields during the six month reporting period (as measured by the Bond Buyer 40 Bond Index)* were as high as 90.1% of 30-Year Treasury Bond yield on October 31, 1997, and as low as 84.0% on June 13, 1997.

Current conditions warrant a defensive portfolio posture. One year ago we discussed a "yield premium" that was embedded in market interest rates. This yield premium was the result of a "fear factor" in the market which consisted of two items: fear of faster economic growth, and fear of increases in the level of inflation. While U.S. economic growth has been reasonably strong, it has not accelerated appreciably. The performance of the U.S. credit markets has discredited the inflation fear. The U.S. credit markets are currently discounting a 2.30% inflation rate for the next ten years. This is down sharply from the 3.15% expectation that was priced in the markets on April 30, 1997. We previously mentioned that as the "yield premium" diminishes, we would move from an offensive to a defensive posture, seeking to preserve the capital that we anticipated would accumulate. We have reduced our duration or interest rate risk as yields have diminished. We continue to emphasize income production in the portfolio. We will seek increases in principal returns only when the risks of doing so are greatly minimized.

 * The Bond Buyer 40 Bond Index is comprised of 40 actively quoted and traded long-term municipal bonds.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + The Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market and includes approximately 22,000 municipal bonds classified as general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. This index is unmanaged, and investments cannot be made in an index.


VISION GROWTH AND INCOME FUND

The Vision Growth and Income Fund had a very good second fiscal quarter as the market moved higher with investor interests broadening to the smaller companies.* For the six month reporting period ended October 31, 1997, the fund's total return was an impressive 22.83%** (16.07% adjusted for the fund's sales charge) versus the Lipper Growth & Income Mutual Fund Index*** return of 15.21%. For the first ten months of calendar 1997, the fund has outperformed the Lipper Growth & Income Mutual Fund Index*** with a total return of 21.91%** versus 21.46%.+

The economy continues to show surprising strength with the third quarter registering growth of 3.2% in real Gross Domestic Product ("GDP") and most indicators pointing to similar strength during the fourth quarter. Even if the fourth quarter of 1997 is weak, the full year should come in above 3.5%. There is strength in this economy with retail sales strong and housing sales improving. Industrial production remains healthy and capacity utilization is approaching the two-year peak. Unemployment remains under 5% and the "wealth effect", due to the continued strong financial markets, provides strong support to consumer confidence.

The end of October found investors focused on the financial crisis in Hong Kong, extending into Japan and other southeast Asian countries. That decline appears to be more of a justification to take profits after three years to substantial gains in the stock market. We remain confident that the U.S. is growing in economic strength globally and while the international crisis is worrisome, the U.S. economy is very broad and diverse. While we have worried that the Federal Reserve Board (the "Fed") would have to make a move to slow growth, weakness in foreign markets may reduce demand sufficiently to slow growth to a more sustainable level.

The substantial gains of the third calendar quarter have forced us to trim some positions in order to keep the fund focused on the midcap area of the market. The overall structure remains biased to the financial and technology sectors. The financial sector is dominated by small regional banks that are very profitable on a stand-alone basis but the industry is consolidating into a few very large regional banks. The technology sector is broad in scope with holdings in companies that focus on the Internet, communications, semiconductor equipment and networking. Corporate America will continue to spend on technology to reduce costs and improve productivity. The Vision Growth and Income Fund portfolio is focused on medium-sized companies that, for the most part, are domestic with little foreign currency risk. We feel that this will be a benefit in the coming years.

 * Small cap stocks have historically experienced greater volatility than average.

 ** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** The Lipper Growth and Income Mutual Fund Index compares the performance of
    30 of the largest growth and income open-ended mutual funds. This index is unmanaged and actual investments cannot be made in an index.

 + The one-year and since inception (November 29, 1993) annualized total returns for the fund were 29.64% (22.51% adjusted for the fund's sales charge) and 19.62% (17.91% adjusted for the fund's sales charge), respectively.


VISION CAPITAL APPRECIATION FUND

The Vision Capital Appreciation Fund had a very good second fiscal quarter as the market moved higher with investor interests broadening to the smaller companies.* For the six month period ended October 31, 1997, the fund's total return was an impressive 25.13%** (18.20% adjusted for the fund's sales charge) versus the Lipper Mid-Cap Mutual Fund Index*** return of 22.99%. For the first ten months of calendar 1997, the fund has outperformed the Lipper Mid-Cap Mutual Fund Index*** with a total return of 20.94%** versus 16.68%.+

The economy continued to show surprising strength with the third quarter real GDP registering growth of 3.2% and most indicators pointing to similar strength during the fourth quarter. Even if the fourth quarter of 1997 is weak, we believe that the full year should come in above 3.5%. There is strength in this economy with retail sales strong and housing sales improving. Industrial production remains healthy and capacity utilization is approaching a two-year peak. Unemployment remains under 5% and the "wealth effect", due to the continued strong financial markets, provides strong support to consumer confidence.

The end of October found investors focused on the financial crisis in Hong Kong which is extending into Japan and other southeast Asian countries. That decline appears to be more of a justification to take profits after three years to substantial gains in the U.S. stock market. We remain confident that the U.S. is growing in economic strength globally and while the international crisis is worrisome, the U.S. economy is very broad and diverse. While we have worried that the Fed would have to make a move to slow growth, weakness in foreign markets may reduce demand sufficiently to slow growth to a more sustainable level, alleviating the need for Fed action.

The substantial gains of the third calendar quarter have forced us to trim some positions in order to keep the fund focused on the midcap area of the market. The overall structure remains biased to the financial and technology sectors. The financial sector is dominated by small regional banks that are very profitable on a stand-alone basis but the industry is consolidating into a few very large regional banks. The technology sector is broad in scope with holdings in companies that focus on the Internet, communications, semiconductor equipment and networking. Corporate America will continue to spend on technology to reduce costs and improve productivity. The Vision Capital Appreciation Fund portfolio is focused on small companies that, for the most part, are domestic with little foreign currency risk.* We feel that this will be a benefit in the coming years.

 * Small cap stocks have historically experienced greater violatility than average.

 ** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

 + The one-year and since inception (July 3, 1996) annualized total returns for the fund were 30.63% (23.49% adjusted for the fund's sales charge) and 30.55% (25.13% adjusted for the fund's sales charge), respectively.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Vision New York Municipal Income Fund (formerly, Vision New York Tax-Free Fund) was held on September 29, 1997. On July 24, 1997, the record date for shareholders voting at the meeting, there were 3,701,338 total outstanding shares. The following item was considered by shareholders and the results of their voting were as follows:

AGENDA ITEM

Approval of the proposed revision of the Fundamental Investment Limitation of Vision New York Tax-Free Fund. The following is the revised limitation:

"Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities the interest on which is exempt from federal regular income tax. The Fund may invest in securities the interest on which may be subject to the alternative minimum tax or 'AMT.' "

                              ABSTENTIONS
                                  AND
   FOR        AGAINST       BROKER NON-VOTES
 1,780,949      80,460            153,969


VISION EQUITY AND INCOME FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

            NET ASSET                       NET REALIZED                         DISTRIBUTIONS       DISTRIBUTIONS
  YEAR       VALUE,           NET          AND UNREALIZED       TOTAL FROM         FROM NET          IN EXCESS OF
  ENDED     BEGINNING     INVESTMENT       GAIN (LOSS) ON       INVESTMENT        INVESTMENT        NET INVESTMENT
APRIL 30,   OF PERIOD       INCOME           INVESTMENTS        OPERATIONS          INCOME              INCOME
U.S. GOVERNMENT SECURITIES FUND
  1994(a)   $   10.00           0.34              (0.75)             (0.41)            (0.34)                 --
  1995      $    9.25           0.56              (0.16)              0.40             (0.56)                 --
  1996      $    9.09           0.52               0.22               0.74             (0.52)                 --
  1997      $    9.31           0.58              (0.03)              0.55             (0.58)                 --
  1997(j)   $    9.28           0.31               0.32               0.63             (0.31)                 --
NEW YORK MUNICIPAL INCOME FUND
  1994(a)   $   10.00           0.20              (0.39)             (0.19)            (0.20)                 --
  1995      $    9.61           0.46               0.06               0.52             (0.46)                 --
  1996      $    9.67           0.46               0.23               0.69             (0.46)                 --
  1997      $    9.90           0.48               0.18               0.66             (0.48)                 --
  1997(j)   $   10.08           0.22               0.39               0.61             (0.22)                 --
GROWTH AND INCOME FUND
  1994(e)   $   10.00           0.07              (0.08)             (0.01)            (0.06)                 --
  1995      $    9.93           0.21               0.43               0.64             (0.22)                 --
  1996      $   10.35           0.13               2.98               3.11             (0.11)                 --
  1997      $   13.35           0.13               2.35               2.48             (0.13)                 --
  1997(j)   $   15.11           0.04               3.41               3.45             (0.05)                 --
CAPITAL APPRECIATION FUND
  1997(f)   $   10.00           0.02(h)            1.35               1.37             (0.02)              (0.03)(i)
  1997(j)   $   11.26          (0.04)              2.87               2.83                --                  --

             DISTRIBUTIONS
  YEAR         FROM NET
  ENDED        REALIZED             TOTAL
APRIL 30,        GAINS          DISTRIBUTIONS
U.S. GOVE
  1994(a)             --              (0.34)
  1995                --              (0.56)
  1996                --              (0.52)
  1997                --              (0.58)
  1997(j)             --              (0.31)
NEW YORK
  1994(a)             --              (0.20)
  1995                --              (0.46)
  1996                --              (0.46)
  1997                --              (0.48)
  1997(j)             --              (0.22)
GROWTH AN
  1994(e)             --              (0.06)
  1995                --              (0.22)
  1996                --              (0.11)
  1997             (0.59)             (0.72)
  1997(j)             --              (0.05)
CAPITAL A
  1997(f)          (0.06)             (0.11)
  1997(j)             --                 --

 (a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Reflects operations for the period from November 29, 1993 (date of initial public investment) to April 30, 1994.

 (f) Reflects operations for the period from July 3, 1996 (date of initial public investment) to April 30, 1997.

 (g) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

 (h) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

 (i) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

 (j) For the six-months ended October 31, 1997 (unaudited).

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------

                          RATIOS TO AVERAGE NET ASSETS
                                                                                                 NET ASSETS,
  YEAR       NET ASSET                                        NET               EXPENSE              END          AVERAGE
  ENDED     VALUE, END        TOTAL                       INVESTMENT            WAIVER/           OF PERIOD     COMMISSION
APRIL 30,    OF PERIOD      RETURN(B)      EXPENSES         INCOME         REIMBURSEMENT(D)     (000 OMITTED)  RATE PAID(G)
U.S. GOVERNMENT SECURITIES FUND
  1994(a)    $    9.25          (4.23%)         0.00%(c)         6.11%(c)            1.86%(c)     $  24,468             --
  1995       $    9.09           4.59%          0.43%           6.20%               1.01%         $  29,573             --
  1996       $    9.31           8.10%          1.16%           5.41%               0.17%         $  34,492             --
  1997       $    9.28           6.05%          1.11%           6.23%               0.20%         $  44,485             --
  1997(j)    $    9.60           6.89%          1.10%(c)         6.48%(c)            0.10%(c)     $  54,808             --
NEW YORK MUNICIPAL INCOME FUND
  1994(a)    $    9.61          (1.22%)         0.00%(c)         4.79%(c)            1.78%(c)     $  25,225             --
  1995       $    9.67           5.58%          0.40%           4.80%               1.12%         $  27,346             --
  1996       $    9.90           7.18%          1.04%           4.60%               0.34%         $  32,621             --
  1997       $   10.08           6.76%          1.01%           4.74%               0.38%         $  35,480             --
  1997(j)    $   10.47           6.12%          1.02%(c)         4.26%(c)            0.37%(c)     $  39,603             --
GROWTH AND INCOME FUND
  1994(e)    $    9.93          (0.12%)         0.00%(c)         2.24%(c)            2.15%(c)     $  22,944             --
  1995       $   10.35           6.61%          0.47%           2.16%               0.96%         $  39,358             --
  1996       $   13.35          30.18%          1.16%           1.09%                 --          $  65,119             --
  1997       $   15.11          18.61%          1.14%           0.87%                 --          $ 114,090      $  0.0549
  1997(j)    $   18.51          22.83%          1.20%           0.42%                 --          $ 132,814
CAPITAL APPRECIATION FUND
  1997(f)    $   11.26          13.97%          0.88%(c)         0.18%(c)            0.96%(c)     $  33,440      $  0.0628
  1997(j)    $   14.09          25.13%          1.52%(c)        (0.73%)(c)            0.01%(c)    $  52,312      $  0.0141

  YEAR
  ENDED      PORTFOLIO
APRIL 30,    TURNOVER
U.S. GOVE
  1994(a)          320%
  1995              78%
  1996             132%
  1997             121%
  1997(j)           32%
NEW YORK
  1994(a)           21%
  1995              51%
  1996             113%
  1997              79%
  1997(j)           29%
GROWTH AN
  1994(e)           27%
  1995              79%
  1996              77%
  1997             134%
  1997(j)           44%
CAPITAL A
  1997(f)           41%
  1997(j)           65%

VISION U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--96.7%
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.9%
--------------------------------------------------------------------------------------------------
$    676,831  Greentree Home Improvement Trust 1995-D, 6.250%, 9/15/2025                            $     677,250
              ------------------------------------------------------------------------------------
      40,793  Old Stone Credit Corp. Home Equity Trust, 6.950%, 5/15/2007                                  41,289
              ------------------------------------------------------------------------------------
     204,944  The Money Store Home Equity Trust 1992-C, 6.200%, 10/15/2017                                205,198
              ------------------------------------------------------------------------------------
     100,000  The Money Store Home Equity Trust 1994-C, 7.800%, 10/15/2021                                104,236
              ------------------------------------------------------------------------------------  -------------
              TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,017,145)                                1,027,973
              ------------------------------------------------------------------------------------  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS--12.6%
--------------------------------------------------------------------------------------------------
      30,000  FHLMC Series 1598, Class E, REMIC, 5.60%, 11/15/2005                                         29,871
              ------------------------------------------------------------------------------------
      30,000  FHLMC Series 1697, Class PG, REMIC, 5.80%, 4/15/2006                                         29,897
              ------------------------------------------------------------------------------------
     250,000  FHLMC Series 1455, Class H, REMIC, 7.00%, 6/15/2021                                         258,523
              ------------------------------------------------------------------------------------
     105,000  FHLMC Series 1637, Class GA, REMIC, 5.80%, 6/15/2023                                        101,139
              ------------------------------------------------------------------------------------
      58,000  FHLMC Series 33, Class H, REMIC, 7.50%, 6/25/2023                                            60,440
              ------------------------------------------------------------------------------------
     242,000  FHLMC Series 1577, Class PK, REMIC, 6.50%, 9/15/2023                                        240,855
              ------------------------------------------------------------------------------------
     745,000  FHLMC Series 20, Class H, REMIC, 5.50%, 10/25/2023                                          663,378
              ------------------------------------------------------------------------------------
     416,000  FHLMC Series 23, Class PK, REMIC, 6.00%, 11/25/2023                                         386,452
              ------------------------------------------------------------------------------------
     133,000  FHLMC Series 1644, Class K, REMIC, 6.75%, 12/15/2023                                        130,759
              ------------------------------------------------------------------------------------
      55,000  FHLMC Series 1686, Class PJ, REMIC, 5.00%, 2/15/2024                                         49,134
              ------------------------------------------------------------------------------------
     562,000  FHLMC Series 42, Class I, REMIC, 8.00%, 10/17/2024                                          637,617
              ------------------------------------------------------------------------------------
     248,000  FNMA Series 1992-196, Class J, REMIC, 6.00%, 11/25/2007                                     243,028
              ------------------------------------------------------------------------------------
      50,000  FNMA Series G93-1, Class HA, REMIC, 7.50%, 2/25/2021                                         51,940
              ------------------------------------------------------------------------------------
     554,000  FNMA Series 1992-136, Class PJ, REMIC, 6.00%, 5/25/2021                                     518,068
              ------------------------------------------------------------------------------------
     307,000  FNMA Series 1992-131, REMIC, 8.00%, 1/25/2022                                               327,723
              ------------------------------------------------------------------------------------
     134,031  FNMA Series 1994-22, Class A, REMIC, 5.00%, 3/25/2022                                       131,916
              ------------------------------------------------------------------------------------
     218,000  FNMA Series 1993-147, Class J, REMIC, 6.50%, 7/25/2022                                      215,894
              ------------------------------------------------------------------------------------
      42,000  FNMA Series 1993-38, Class L, REMIC, 5.00%, 8/25/2022                                        37,360
              ------------------------------------------------------------------------------------
$     26,000  FNMA Series 1993-160, Class PK, REMIC, 6.50%, 11/25/2022,                             $      25,839
              ------------------------------------------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------------------------
      35,000  FNMA Series 1993-198, Class K, REMIC, 6.00%, 12/25/2022                                      33,759
              ------------------------------------------------------------------------------------
   1,063,000  FNMA Series 1993-204, Class C, REMIC, 6.20%, 2/25/2023                                    1,046,577
              ------------------------------------------------------------------------------------
     175,000  FNMA Series 1993-223, Class C, REMIC, 6.50%, 5/25/2023                                      172,491
              ------------------------------------------------------------------------------------
     345,000  FNMA Series 1993-127, Class H, REMIC, 6.50%, 7/25/2023                                      332,187
              ------------------------------------------------------------------------------------
     612,000  FNMA Series 1993-183, Class K, REMIC, 6.50%, 7/25/2023                                      605,146
              ------------------------------------------------------------------------------------
      63,000  FNMA Series 1993-113, Class PK, REMIC, 6.50%, 7/25/2023                                      61,775
              ------------------------------------------------------------------------------------
     200,000  FNMA Series 1993-252, Class N, REMIC, 6.50%, 8/25/2023                                      198,240
              ------------------------------------------------------------------------------------
      80,000  FNMA Series 1993-202, Class J, REMIC, 6.50%, 11/25/2023                                      77,770
              ------------------------------------------------------------------------------------
     152,000  FNMA Series 1994-3, Class PL, REMIC, 5.50%, 1/25/2024                                       133,661
              ------------------------------------------------------------------------------------
     181,000  FNMA Series 1994-55, Class H, REMIC, 7.00%, 3/25/2024                                       182,376
              ------------------------------------------------------------------------------------  -------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,571,711)                    6,983,815
              ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--4.9%
--------------------------------------------------------------------------------------------------
     100,000  Baltimore Gas & Electric Co., 5.50%, 7/15/2000                                               98,897
              ------------------------------------------------------------------------------------
     100,000  General Electric Capital Corp., 8.30%, 9/20/2009                                            115,978
              ------------------------------------------------------------------------------------
     500,000  New Plan Realty Trust, 6.80%, 5/15/2002                                                     509,910
              ------------------------------------------------------------------------------------
     800,000  Ohio National Life Insurance Company, 8.50%, 5/15/2026                                      872,776
              ------------------------------------------------------------------------------------
   1,000,000  Pennsylvania Electric Co., 7.92%, 12/20/2002                                              1,069,700
              ------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $2,582,866)                                        2,667,261
              ------------------------------------------------------------------------------------  -------------
PASS-THROUGH MORTGAGE-BACKED SECURITIES--26.3%
--------------------------------------------------------------------------------------------------
     114,409  FHLMC, 10.50%, 3/1/2001                                                                     121,713
              ------------------------------------------------------------------------------------
      74,993  FHLMC, 6.75%, 12/1/2006                                                                      76,224
              ------------------------------------------------------------------------------------
     277,923  FHLMC, 7.00%, 11/1/2007                                                                     282,264
              ------------------------------------------------------------------------------------
     377,219  FHLMC, 7.00%, 11/1/2010                                                                     383,703
              ------------------------------------------------------------------------------------
     343,323  FHLMC, 7.00%, 11/1/2017                                                                     349,654
              ------------------------------------------------------------------------------------
      73,710  FHLMC, 7.50%, 11/1/2009                                                                      76,313
              ------------------------------------------------------------------------------------
     345,255  FHLMC, 7.50%, 3/1/2008                                                                      357,446
              ------------------------------------------------------------------------------------
      85,775  FHLMC, 7.50%, 3/1/2017                                                                       88,455
              ------------------------------------------------------------------------------------
$    110,454  FHLMC, 8.00%, 1/1/2010                                                                $     113,250
              ------------------------------------------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
PASS-THROUGH MORTGAGE-BACKED SECURITIES--CONTINUED
--------------------------------------------------------------------------------------------------
     527,520  FHLMC, 8.00%, 11/1/2008                                                                     543,345
              ------------------------------------------------------------------------------------
     115,126  FHLMC, 8.00%, 12/1/2010                                                                     118,580
              ------------------------------------------------------------------------------------
      17,494  FHLMC, 8.00%, 3/1/2007                                                                       17,964
              ------------------------------------------------------------------------------------
      73,557  FHLMC, 8.00%, 5/1/2002                                                                       75,101
              ------------------------------------------------------------------------------------
      25,886  FHLMC, 8.00%, 5/1/2006                                                                       26,525
              ------------------------------------------------------------------------------------
      90,409  FHLMC, 8.00%, 9/1/2007                                                                       93,121
              ------------------------------------------------------------------------------------
   1,220,277  FHLMC, 8.25%, 10/1/2017                                                                   1,276,141
              ------------------------------------------------------------------------------------
      64,287  FHLMC, 8.25%, 12/1/2007                                                                      66,366
              ------------------------------------------------------------------------------------
     194,454  FHLMC, 8.25%, 5/1/2008                                                                      198,526
              ------------------------------------------------------------------------------------
      84,475  FHLMC, 8.25%, 5/1/2009                                                                       88,013
              ------------------------------------------------------------------------------------
     130,767  FHLMC, 8.25%, 8/1/2009                                                                      134,996
              ------------------------------------------------------------------------------------
      86,737  FHLMC, 8.50%, 4/1/2006                                                                       90,523
              ------------------------------------------------------------------------------------
      75,437  FHLMC, 8.50%, 6/1/2002                                                                       77,677
              ------------------------------------------------------------------------------------
     384,191  FHLMC, 8.50%, 7/1/2004                                                                      395,835
              ------------------------------------------------------------------------------------
     153,568  FHLMC, 8.50%, 9/1/2009                                                                      157,983
              ------------------------------------------------------------------------------------
      48,444  FHLMC, 8.75%, 8/1/2008                                                                       49,776
              ------------------------------------------------------------------------------------
     123,103  FHLMC, 9.00%, 3/1/2002                                                                      127,412
              ------------------------------------------------------------------------------------
      17,269  FHLMC, 9.00%, 9/1/2019                                                                       18,440
              ------------------------------------------------------------------------------------
     205,328  FHLMC, 9.25%, 6/1/2002                                                                      212,161
              ------------------------------------------------------------------------------------
     711,160  FNMA, 6.00%, 5/1/2009                                                                       703,323
              ------------------------------------------------------------------------------------
     166,240  FNMA, 6.50%, 4/1/2004                                                                       167,902
              ------------------------------------------------------------------------------------
      54,293  FNMA, 6.69%, 1/1/2014                                                                        53,275
              ------------------------------------------------------------------------------------
     178,945  FNMA, 7.50%, 11/1/2009                                                                      186,942
              ------------------------------------------------------------------------------------
     315,920  FNMA, 8.00%, 1/1/2006                                                                       324,706
              ------------------------------------------------------------------------------------
     301,143  FNMA, 8.00%, 1/1/2010                                                                       314,411
              ------------------------------------------------------------------------------------
     146,472  FNMA, 8.00%, 4/1/2002                                                                       151,095
              ------------------------------------------------------------------------------------
     138,239  FNMA, 8.25%, 7/1/2009                                                                       143,854
              ------------------------------------------------------------------------------------
$    124,983  FNMA, 8.50%, 10/1/2002                                                                $     129,514
              ------------------------------------------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
PASS-THROUGH MORTGAGE-BACKED SECURITIES--CONTINUED
--------------------------------------------------------------------------------------------------
      86,045  FNMA, 8.50%, 3/1/2012                                                                        90,831
              ------------------------------------------------------------------------------------
     175,135  FNMA, 8.75%, 5/1/2010                                                                       185,944
              ------------------------------------------------------------------------------------
     139,981  FNMA, 9.00%, 10/1/2006                                                                      147,855
              ------------------------------------------------------------------------------------
      54,445  FNMA, 9.00%, 12/1/2002                                                                       56,640
              ------------------------------------------------------------------------------------
     103,099  FNMA, 9.75%, 9/1/2017                                                                       112,845
              ------------------------------------------------------------------------------------
       7,089  GNMA, 11.75%, 2/15/1998                                                                       7,148
              ------------------------------------------------------------------------------------
      12,586  GNMA, 7.25%, 10/15/2005                                                                      12,981
              ------------------------------------------------------------------------------------
      52,008  GNMA, 7.25%, 11/15/2005                                                                      53,642
              ------------------------------------------------------------------------------------
      34,061  GNMA, 7.25%, 2/15/2005                                                                       35,104
              ------------------------------------------------------------------------------------
      59,890  GNMA, 7.25%, 3/15/2005                                                                       61,724
              ------------------------------------------------------------------------------------
      93,935  GNMA, 7.25%, 3/15/2005                                                                       96,811
              ------------------------------------------------------------------------------------
      21,312  GNMA, 7.25%, 7/15/2005                                                                       21,982
              ------------------------------------------------------------------------------------
      73,330  GNMA, 7.50%, 12/15/2005                                                                      76,355
              ------------------------------------------------------------------------------------
      81,228  GNMA, 7.50%, 6/20/2007                                                                       83,487
              ------------------------------------------------------------------------------------
     275,986  GNMA, 8.00%, 10/15/2007                                                                     287,025
              ------------------------------------------------------------------------------------
     134,992  GNMA, 8.00%, 12/15/2009                                                                     139,548
              ------------------------------------------------------------------------------------
     220,760  GNMA, 8.00%, 12/15/2016                                                                     232,626
              ------------------------------------------------------------------------------------
     245,139  GNMA, 8.00%, 2/15/2010                                                                      254,945
              ------------------------------------------------------------------------------------
      56,871  GNMA, 8.00%, 6/15/2006                                                                       59,021
              ------------------------------------------------------------------------------------
      92,491  GNMA, 8.00%, 7/15/2024                                                                       96,278
              ------------------------------------------------------------------------------------
      51,758  GNMA, 8.00%, 8/15/2006                                                                       53,554
              ------------------------------------------------------------------------------------
     974,917  GNMA, 8.00%, 9/15/2007                                                                    1,019,705
              ------------------------------------------------------------------------------------
     162,812  GNMA, 8.15%, 9/15/2015                                                                      168,307
              ------------------------------------------------------------------------------------
     169,879  GNMA, 8.25%, 6/15/2008                                                                      178,845
              ------------------------------------------------------------------------------------
     140,049  GNMA, 8.375%, 4/15/2010                                                                     145,957
              ------------------------------------------------------------------------------------
     459,803  GNMA, 8.50%, 10/20/2009                                                                     476,903
              ------------------------------------------------------------------------------------
     788,052  GNMA, 8.50%, 9/15/2008                                                                      831,639
              ------------------------------------------------------------------------------------
$     82,929  GNMA, 8.75%, 2/15/2002                                                                $      85,753
              ------------------------------------------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
PASS-THROUGH MORTGAGE-BACKED SECURITIES--CONTINUED
--------------------------------------------------------------------------------------------------
     497,030  GNMA, 9.00%, 10/20/2024                                                                     529,958
              ------------------------------------------------------------------------------------
     150,249  GNMA, 9.00%, 4/15/2001                                                                      156,071
              ------------------------------------------------------------------------------------
     715,482  GNMA, 9.00%, 4/20/2023                                                                      764,450
              ------------------------------------------------------------------------------------
      39,023  GNMA, 9.00%, 5/15/2001                                                                       40,535
              ------------------------------------------------------------------------------------
      46,621  GNMA, 9.50%, 4/15/2001                                                                       48,427
              ------------------------------------------------------------------------------------  -------------
              TOTAL PASS-THROUGH MORTGAGE-BACKED SECURITIES
              (IDENTIFIED COST $14,236,487)                                                            14,405,425
              ------------------------------------------------------------------------------------  -------------
MUNICIPALS--1.5%
--------------------------------------------------------------------------------------------------
     250,000  Connecticut Development Authority, 8.55%, 8/15/2008                                         278,635
              ------------------------------------------------------------------------------------
      75,000  Connecticut State HEFA, 7.07%, 11/1/2001                                                     76,169
              ------------------------------------------------------------------------------------
     100,000  Greater Orlando (FL) Aviation Authority, 8.25%, 10/1/2004                                   110,612
              ------------------------------------------------------------------------------------
     200,000  Miami, FL, 8.65%, 7/1/2019                                                                  245,010
              ------------------------------------------------------------------------------------
     100,000  New York City, NY, 10.50%, 11/15/2012                                                       117,107
              ------------------------------------------------------------------------------------  -------------
              TOTAL MUNICIPALS (IDENTIFIED COST $809,206)                                                 827,533
              ------------------------------------------------------------------------------------  -------------
U.S. AGENCY BONDS--34.5%
--------------------------------------------------------------------------------------------------
   1,500,000  Housing and Urban Development, 6.59%, 8/1/2000                                            1,524,975
              ------------------------------------------------------------------------------------
     700,000  Housing and Urban Development, 9.10%, 8/1/2000                                              757,148
              ------------------------------------------------------------------------------------
   1,000,000  Housing and Urban Development, 6.31%, 8/1/2003                                            1,011,849
              ------------------------------------------------------------------------------------
   3,000,000  Housing and Urban Development, 6.83%, 8/1/2003                                            3,109,860
              ------------------------------------------------------------------------------------
   5,000,000  Private Export Funding Corp., 9.50%, 3/31/1999                                            5,260,250
              ------------------------------------------------------------------------------------
     141,202  Small Business Administration, 8.85%, 8/1/2011                                              154,840
              ------------------------------------------------------------------------------------
   4,883,074  Small Business Administration, 6.95%, 11/1/2016                                           5,047,194
              ------------------------------------------------------------------------------------
   1,971,955  Small Business Administration, 6.70%, 12/1/2016                                           2,013,938
              ------------------------------------------------------------------------------------  -------------
              TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $18,668,511)                                    18,880,054
              ------------------------------------------------------------------------------------  -------------
U.S. TREASURY BONDS--15.0%
--------------------------------------------------------------------------------------------------
   1,000,000  11.75%, 2/15/2001                                                                         1,178,790
              ------------------------------------------------------------------------------------
   3,250,000  14.00%, 11/15/2011                                                                        5,049,200
              ------------------------------------------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                                              VALUE
------------  ------------------------------------------------------------------------------------  -------------
U.S. TREASURY BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
$  1,500,000  9.00%, 11/15/2018                                                                     $   1,987,020
              ------------------------------------------------------------------------------------  -------------
              TOTAL U.S. TREASURY BONDS (IDENTIFIED COST $7,896,797)                                    8,215,010
              ------------------------------------------------------------------------------------  -------------
              TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $51,782,723)                                53,007,071
              ------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--0.2%
--------------------------------------------------------------------------------------------------
      94,764  SSGA US Government Money Market Fund, 5.180%
              (AT NET ASSET VALUE)                                                                         94,764
              ------------------------------------------------------------------------------------  -------------
REPURCHASE AGREEMENT--4.6%
--------------------------------------------------------------------------------------------------
   2,500,000  J.P. Morgan & Co., Inc., 5.650%, dated 10/31/1997, due 11/3/1997
              (AT AMORTIZED COST)                                                                       2,500,000
              ------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $54,377,487)(A)                                    $  55,601,835
              ------------------------------------------------------------------------------------  -------------

(a) The cost of investments for federal tax purposes amounts to $54,377,487. The net unrealized appreciation of investments on a federal tax basis amounts to $1,224,348 which is comprised of $1,363,252 appreciation and $138,904 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($54,808,362) at
      October 31, 1997.

The following acronyms are used throughout this portfolio:

HEFA--Health and Education Facilities Authority
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--96.2%
------------------------------------------------------------------------------------
              NEW YORK--86.2%
              ----------------------------------------------------------------------
$     45,000  34th Street Partnership, Inc., NY, 5.50% (Original Issue Yield:
              5.613%), 1/1/2023                                                                NR    $      44,513
              ----------------------------------------------------------------------
      25,000  Alden Central School District, NY, GO UT, 6.25% (AMBAC INS)/(Original
              Issue Yield: 6.40%), 6/15/2009                                                  AAA           28,486
              ----------------------------------------------------------------------
     525,000  Allegany County, NY IDA, Revenue Bonds, 6.625%
              (Atlantic Richfield Co.)/(Original Issue Yield: 6.625%),
              9/1/2016                                                                          A          569,215
              ----------------------------------------------------------------------
      25,000  Amherst, NY, GO UT, 6.20% (FGIC INS)/(Original Issue Yield: 6.00%),
              4/1/2002                                                                        AAA           26,974
              ----------------------------------------------------------------------
      30,000  Batavia, NY, GO UT Bonds, 6.55% (MBIA INS)/(Original Issue Yield:
              6.60%), 5/1/2005                                                                AAA           33,980
              ----------------------------------------------------------------------
     530,000  Battery Park, NY City Authority, Series A, 5.70% (Original Issue
              Yield: 5.699%), 11/1/2020                                                        AA          545,417
              ----------------------------------------------------------------------
      25,000  Beacon, NY City School District, GO UT, 5.10% (Original Issue Yield:
              5.25%), 7/15/2006                                                               AAA           25,995
              ----------------------------------------------------------------------
     100,000  Brighton, NY Central School District, GO UT, 5.40% (Original Issue
              Yield: 5.55%), 6/1/2011                                                         AAA          103,302
              ----------------------------------------------------------------------
      10,000  Brighton, NY, 8.00% (MBIA INS), 10/15/2002                                      AAA           11,650
              ----------------------------------------------------------------------
      50,000  Brockport, NY Central School District, GO UT, 5.40% (Original Issue
              Yield: 5.55%), 6/15/2011                                                        AAA           51,405
              ----------------------------------------------------------------------
      50,000  Broome County, NY, Certificate of Participation, 5.25% (MBIA
              INS)/(Original Issue Yield: 5.578%), 4/1/2022                                    NR           48,656
              ----------------------------------------------------------------------
      70,000  Buffalo & Fort Erie, NY Public Bridge Authority, 6.00% (MBIA
              INS)/(Original Issue Yield: 5.05%), 1/1/2004                                    AAA           75,829
              ----------------------------------------------------------------------
      30,000  Canandaigua, NY City School District, GO UT, 7.15% (United States
              Treasury PRF), 6/1/2000 (@102)                                                  AAA           32,834
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$     10,000  Canandaigua, NY, GO UT, 8.80% (Original Issue Yield: 9.30%), 3/1/2005            NR    $      12,519
              ----------------------------------------------------------------------
      30,000  Carmel, NY, 6.30%, 11/15/2011                                                    NR           33,997
              ----------------------------------------------------------------------
      50,000  Chautauqua County, NY, GO UT, 6.40% (FGIC INS)/ (Original Issue Yield:
              6.30%), 9/15/2004                                                               AAA           55,809
              ----------------------------------------------------------------------
     100,000 Cheektowaga, NY Central School District, GO UT, 5.875% (FGIC
              INS)/(Original Issue Yield: 5.95%), 6/1/2014                                     NR          106,610
              ----------------------------------------------------------------------
      25,000  Cheektowaga, NY, GO UT, 5.65%, 8/15/2005                                         NR           26,666
              ----------------------------------------------------------------------
      50,000  Cheektowaga, NY, GO UT, 6.55%, 10/15/2008                                        NR           57,617
              ----------------------------------------------------------------------
      50,000 Cheektowaga-Maryvale, NY Union Free School District, GO UT, 6.625%
              (FGIC INS), 6/15/2008                                                           AAA           58,383
              ----------------------------------------------------------------------
      50,000  Chemung County, NY, GO UT, 6.80% (AMBAC INS)/ (Original Issue Yield:
              6.80%), 7/15/2006                                                               AAA           58,047
              ----------------------------------------------------------------------
      25,000  Chenango County, NY, 6.40%, 12/15/2008                                           NR           28,811
              ----------------------------------------------------------------------
      25,000  Churchville Chili, NY Central School District, GO UT, 5.50% (FGIC
              INS)/(Original Issue Yield: 5.50%), 6/15/2009                                   AAA           26,774
              ----------------------------------------------------------------------
      25,000 Clarence, NY Central School District, GO UT, 5.30% (FGIC
              INS)/(Original Issue Yield: 4.90%), 6/1/2006                                     NR           26,337
              ----------------------------------------------------------------------
      25,000  Dutchess County, NY, GO UT, 8.50%, 7/15/2007                                     NR           32,504
              ----------------------------------------------------------------------
      25,000  East Aurora, NY Union Free School District, GO UT, 5.20% (FGIC
              INS)/(Original Issue Yield: 4.80%), 6/15/2006                                    NR           26,329
              ----------------------------------------------------------------------
      25,000  East Bloomfield, NY Central School District, 7.125%
              (MBIA INS), 6/15/2004                                                           AAA           28,897
              ----------------------------------------------------------------------
      25,000  East Irondequoit, NY Central School District, GO UT, 6.90%, 12/1/2002            NR           27,975
              ----------------------------------------------------------------------
      25,000  East Rochester, NY Union Free School District, GO UT, 6.30% (AMBAC
              INS), 6/15/2003                                                                 AAA           27,446
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$     50,000  Endwell, NY, GO UT Fire District Bonds, 7.00% (Original Issue Yield:
              7.35%), 3/1/2014                                                                 NR    $      58,996
              ----------------------------------------------------------------------
      50,000  Erie County, NY Water Authority, Series A, 6.00% (AMBAC INS)/(Original
              Issue Yield: 7.25%), 12/1/2008                                                  AAA           54,995
              ----------------------------------------------------------------------
      25,000  Erie County, NY, GO UT General Improvement Bonds, 9.60% (MBIA
              INS)/(Original Issue Yield: 9.55%), 10/15/2000                                  AAA           28,776
              ----------------------------------------------------------------------
      50,000  Erie County, NY, GO UT, 10.00% (MBIA INS), 10/15/2002                           AAA           62,520
              ----------------------------------------------------------------------
   1,000,000  Essex Cnty, NY IDA, Solid Waste Disposal Revenue Bonds (Series A),
              5.80% (International Paper Co.), 12/1/2019                                       A-        1,021,380
              ----------------------------------------------------------------------
      55,000  Evans & Brant, NY Central School District, GO UT, 6.85% (MBIA
              INS)/(Original Issue Yield: 6.90%), 6/15/2009                                   AAA           65,493
              ----------------------------------------------------------------------
      25,000  Fairport, NY Central School District, GO UT, 5.00% (MBIA INS),
              6/15/2003                                                                       AAA           25,890
              ----------------------------------------------------------------------
      20,000  Frontier Central School District, NY, Hamburg Township, GO UT, 9.50%
              (MBIA INS)/(Original Issue Yield: 9.50%),
              6/1/2002                                                                        AAA           24,269
              ----------------------------------------------------------------------
      70,000  General Brown Central School District, NY, Brownville & Dexter, GO UT,
              5.70% (MBIA INS)/(Original Issue Yield: 5.80%), 6/15/2014                       AAA           72,854
              ----------------------------------------------------------------------
      25,000  Genesee County, NY, GO UT, 5.30% (FGIC INS)/(Original Issue Yield:
              5.20%), 8/15/2009                                                                NR           26,142
              ----------------------------------------------------------------------
      25,000  Greece, NY Central School District, GO UT, 6.00% (FGIC INS)/(Original
              Issue Yield: 5.55%), 6/15/2004                                                  AAA           27,245
              ----------------------------------------------------------------------
      30,000  Greece, NY, GO UT, 6.25% (AMBAC INS), 12/1/2007                                 AAA           33,982
              ----------------------------------------------------------------------
      50,000 Guilderland, NY, GO UT, 6.40% (FGIC INS)/(Original Issue Yield:
              6.65%), 9/15/2015                                                               AAA           57,848
              ----------------------------------------------------------------------
      25,000  Hamburg Town, NY, GO UT, 6.30% (MBIA INS)/(Original Issue Yield:
              6.45%), 11/15/2010                                                              AAA           28,681
              ----------------------------------------------------------------------
      50,000  Hanover Town, NY, GO UT, 9.80% (MBIA INS), 9/1/2004                             AAA           66,271
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$    130,000  Holiday Square Housing Development Corp., NY, Section 8 Assisted
              Project, 5.80% (Holiday Square Management Co.)/ (Federal National
              Mortgage Association COL)/(Original Issue Yield: 5.943%), 1/15/2024              NR    $     132,202
              ----------------------------------------------------------------------
      20,000  Holland, NY Central School District, GO UT, 6.00% (FGIC INS)/(Original
              Issue Yield: 5.50%), 6/15/2003                                                  AAA           21,754
              ----------------------------------------------------------------------
     100,000  Housing NY Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.65%),
              11/1/2018                                                                        AA           94,293
              ----------------------------------------------------------------------
      25,000  (a)Housing NY Corp., Revenue Refunding Bonds, 5.00% (Original Issue
              Yield: 5.60%), 11/1/2013                                                         AA           24,172
              ----------------------------------------------------------------------
      15,000  Irondequoit, NY, 6.80% (Original Issue Yield: 7.20%),
              3/1/2011                                                                         NR           17,651
              ----------------------------------------------------------------------
      50,000  Ithaca, NY, 6.80%, 5/15/2003                                                     NR           56,154
              ----------------------------------------------------------------------
      25,000  Ithaca, NY, GO UT, 6.40% (Original Issue Yield: 6.80%),
              4/1/2009                                                                         NR           28,578
              ----------------------------------------------------------------------
      30,000  Ithaca, NY, GO UT, 6.625% (Original Issue Yield: 6.70%),
              7/15/2005                                                                        NR           34,215
              ----------------------------------------------------------------------
   1,345,000  Jamestown, NY Housing Authority, Mortgage Revenue Bonds, 6.125%
              (Bradmar Village Project)/(HUD Section 8 LOC), 7/1/2010                          A-        1,388,443
              ----------------------------------------------------------------------
      20,000  Kenmore, NY, GO UT, 6.35% (MBIA INS), 10/15/2009                                AAA           22,992
              ----------------------------------------------------------------------
      25,000  La Grange, NY, GO UT Public Improvement Bonds, 7.70% (AMBAC
              INS)/(Original Issue Yield: 7.75%), 4/15/2006                                   AAA           30,302
              ----------------------------------------------------------------------
      50,000  Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue
              Yield: 5.70%), 4/1/2012                                                          NR           51,103
              ----------------------------------------------------------------------
      25,000 Lancaster Town, NY, GO UT Bonds, 5.30% (FSA INS),
              6/1/2005                                                                        AAA           26,437
              ----------------------------------------------------------------------
      25,000  Lansing, NY, GO UT, 6.90% (Original Issue Yield: 7.10%), 3/15/2009               NR           29,534
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$     25,000  Lewiston Town, NY, GO UT Refunding Bonds, 5.50% (FSA INS)/(Original
              Issue Yield: 5.55%), 5/1/2014                                                   AAA    $      26,350
              ----------------------------------------------------------------------
      25,000  Lockport Town, NY, GO UT, 5.45% (FGIC INS)/(Original Issue Yield:
              5.05%), 9/15/2006                                                                NR           26,815
              ----------------------------------------------------------------------
   2,250,000  Metropolitan Transportation Authority, New York, Revenue Refunding
              Bonds, 7.50% (AMBAC INS)/(Original Issue Yield: 7.738%), 7/1/2017               AAA        2,345,850
              ----------------------------------------------------------------------
      25,000  Monroe County, NY IDA, Revenue Bonds, 5.80% (Nazareth College)/(MBIA
              INS)/(Original Issue Yield: 5.799%),
              6/1/2010                                                                        AAA           26,699
              ----------------------------------------------------------------------
      50,000  Monroe County, NY, GO UT (Series A), 8.50% (Original Issue Yield:
              8.75%), 5/1/2000                                                                 NR           55,272
              ----------------------------------------------------------------------
      25,000  Monroe County, NY, GO UT Public Improvement Bonds, 6.05% (AMBAC
              INS)/(United States Treasury PRF)/ (Original Issue Yield: 6.049%),
              6/1/2004 (@102)                                                                 AAA           27,824
              ----------------------------------------------------------------------
      75,000  Municipal Assistance Corp of New York, Refunding Revenue Bonds, 7.60%,
              7/1/2005                                                                         AA           78,285
              ----------------------------------------------------------------------
      25,000  Municipal Assistance Corp of New York, Series 63, 7.70% (MBIA
              INS)/(Original Issue Yield: 7.699%), 7/1/2008                                   AAA           26,137
              ----------------------------------------------------------------------
      50,000  New Paltz, NY Central School District, GO UT Bonds, 6.00% (AMBAC INS),
              6/15/2008                                                                       AAA           55,783
              ----------------------------------------------------------------------
     100,000  New York City Housing Development Corp., Series A, 7.35% (FHA
              INS)/(Original Issue Yield: 7.349%), 6/1/2019                                   AAA          106,707
              ----------------------------------------------------------------------
   1,825,000  New York City, NY IDA, 5.85% (Nightingale-Bamford School
              Project)/(Original Issue Yield: 5.85%), 1/15/2020                                 A        1,861,318
              ----------------------------------------------------------------------
     220,000  New York City, NY IDA, Revenue Bonds, 5.65% (United Air
              Lines)/(Original Issue Yield: 5.682%), 10/1/2032                                BB+          221,410
              ----------------------------------------------------------------------
   1,500,000  New York City, NY IDA, Special Facilities Revenue Bonds, 6.90%
              (American Airlines), 8/1/2024                                                  BBB-        1,671,930
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$    500,000  New York City, NY, GO UT (Series B), 5.875% (Connie Lee LOC)/(Original
              Issue Yield: 6.21%), 8/15/2016                                                  AAA    $     519,390
              ----------------------------------------------------------------------
      50,000  New York State Dormitory Authority, College & University Revenue
              Refunding Bonds, 6.50% (University of Rochester, NY)/(Original Issue
              Yield: 6.585%), 7/1/2009                                                         A+           51,097
              ----------------------------------------------------------------------
      20,000  New York State Dormitory Authority, Revenue Bonds, 5.00% (Rochester
              University-Strong Memorial Hospital),
              7/1/2005                                                                        AAA           20,898
              ----------------------------------------------------------------------
     230,000  New York State Dormitory Authority, Revenue Bonds, 5.85% (Arden
              Hill)/(FHA INS), 8/1/2026                                                       AAA          240,937
              ----------------------------------------------------------------------
     500,000  New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley
              Health System)/(FHA INS), 8/1/2026                                              AAA          523,775
              ----------------------------------------------------------------------
     100,000  New York State Dormitory Authority, Revenue Bonds, 6.00% (Colgate
              University)/(MBIA INS)/(Original Issue Yield: 5.25%), 7/1/2016                  AAA          110,490
              ----------------------------------------------------------------------
   1,000,000  New York State Dormitory Authority, Revenue Bonds, 6.05% (Lutheran
              Center at Poughkeepsie)/(Key Bank of New York LOC)/(Original Issue
              Yield: 6.08%), 7/1/2026                                                          NR        1,057,410
              ----------------------------------------------------------------------
     145,000  New York State Dormitory Authority, Revenue Refunding Bonds, 7.15% (R
              & J Jewish Geriatric Center)/(FHA INS),
              8/1/2014                                                                        AAA          166,267
              ----------------------------------------------------------------------
     100,000  New York State Dormitory Authority, Revenue Refunding Bonds, 7.75%
              (Long Island Medical Center)/(FHA INS)/ (Original Issue Yield: 7.77%),
              8/15/2027                                                                       AAA          102,838
              ----------------------------------------------------------------------
   2,625,000  New York State Environmental Facilities Corp., Solid Waste Disposal
              Revenue Bonds (Series A), 5.70% (Occidental Petroleum Corp.)/(Original
              Issue Yield: 5.75%), 9/1/2028                                                   BBB        2,628,386
              ----------------------------------------------------------------------
     250,000  New York State HFA, Hospital & Nursing Home Project, 5.90% (Original
              Issue Yield: 5.934%), 11/1/2006                                                 BBB          252,710
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$    100,000  New York State HFA, Revenue Refunding Bonds, 7.90% (United States
              Treasury COL), 11/1/2006                                                        AAA    $     121,014
              ----------------------------------------------------------------------
     320,000  New York State HFA, Revenue Refunding Bonds, 8.00% (Original Issue
              Yield: 8.079%), 11/1/2008                                                      BBB+          356,704
              ----------------------------------------------------------------------
   1,150,000  New York State HFA, Series C, 6.00% (ECH Housing, Inc.)/ (Original
              Issue Yield: 5.999%), 8/15/2016                                                  NR        1,208,466
              ----------------------------------------------------------------------
   1,000,000  New York State HFA, Service Contract Obligation Revenue Bonds (Series
              A), 6.25% (Original Issue Yield: 6.35%),
              9/15/2010                                                                       BBB        1,074,610
              ----------------------------------------------------------------------
     100,000  New York State Medical Care Facilities Finance Agency, (Series A),
              7.10% (FHA INS)/(Original Issue Yield: 7.10%), 8/15/2001                         AA          102,874
              ----------------------------------------------------------------------
     500,000  New York State Medical Care Facilities Finance Agency, 7.60% (FHA
              INS), 2/15/2029                                                                  AA          530,740
              ----------------------------------------------------------------------
     995,000  New York State Medical Care Facilities Finance Agency, Hospital &
              Nursing Home Revenue Bonds (Series B), 6.00% (FHA INS)/(Original Issue
              Yield: 6.218%), 8/15/2014                                                       AAA        1,054,809
              ----------------------------------------------------------------------
   1,000,000  New York State Medical Care Facilities Finance Agency, Revenue Bonds
              (Series A), 6.375% (FHA INS)/(Original Issue Yield: 6.394%), 8/15/2024           AA        1,085,300
              ----------------------------------------------------------------------
     400,000  New York State Medical Care Facilities Finance Agency, Revenue Bonds,
              7.10%, 2/15/2027                                                                BBB          413,200
              ----------------------------------------------------------------------
      45,000  New York State Medical Care Facilities Finance Agency, Revenue Bonds,
              7.625% (FHA INS)/(Original Issue Yield: 7.666%), 2/15/2023                       AA           46,339
              ----------------------------------------------------------------------
   1,000,000  New York State Medical Care Facilities Finance Agency, Series A
              Revenue Bonds, 5.875% (Mercy Medical Center)/ (Natwest Bancorp
              LOC)/(Original Issue Yield: 6.00%),
              11/1/2015                                                                       AA-        1,045,520
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$    100,000  New York State Medical Care Facilities Finance Agency, Series A
              Revenue Bonds, 7.00% (BIG and FHA INSs),
              2/15/2007                                                                       AAA    $     102,248
              ----------------------------------------------------------------------
      20,000  New York State Mortgage Agency, Revenue Bonds, 7.30%, 4/1/2017                   NR           20,234
              ----------------------------------------------------------------------
      95,000  New York State Mortgage Agency, Revenue Bonds, 7.45% (FHA INS),
              10/1/2010                                                                        NR           99,769
              ----------------------------------------------------------------------
      20,000  New York State Mortgage Agency, Revenue Refunding Bonds, 6.875% (MGIC
              Investment Corp. INS), 4/1/2014                                                  NR           20,235
              ----------------------------------------------------------------------
      15,000  New York State Power Authority, Series V, 7.80% (Original Issue Yield:
              7.853%), 1/1/2006                                                               AA-           15,403
              ----------------------------------------------------------------------
      25,000  New York State Power Authority, Series V, 7.875% (Original Issue
              Yield: 7.901%), 1/1/2007                                                        AA-           25,675
              ----------------------------------------------------------------------
     200,000  New York State, GO UT Refunding Bonds, 9.875% (Original Issue Yield:
              7.30%), 11/15/2005                                                               A-          269,148
              ----------------------------------------------------------------------
   1,000,000  New York State, GO UT, 12.00% (Original Issue Yield: 7.60%),
              11/15/2003                                                                       A-        1,389,500
              ----------------------------------------------------------------------
     450,000  New York State, GO UT, 9.875% (Original Issue Yield: 7.60%),
              11/15/2004                                                                       A-          591,471
              ----------------------------------------------------------------------
      75,000  Newburgh, NY, GO UT, 6.40%, 4/15/2008                                            NR           85,568
              ----------------------------------------------------------------------
     175,000  Niagara County, NY, GO UT, 7.10% (MBIA INS), 2/15/2010                          AAA          211,859
              ----------------------------------------------------------------------
      25,000 Niagara Falls, NY Bridge Commission, Series B, 5.25% (FGIC
              INS)/(Original Issue Yield: 5.35%), 10/1/2015                                   AAA           25,451
              ----------------------------------------------------------------------
      20,000  Niagara Frontier Transportation Authority, Revenue Bonds, 6.00%
              (Greater Buffalo International Airport)/(AMBAC INS)/(Original Issue
              Yield: 6.15%), 4/1/2007                                                         AAA           21,641
              ----------------------------------------------------------------------
      50,000  North Tonawanda, NY, GO UT Bonds, 6.05% (FGIC INS), 10/1/2006                   AAA           55,639
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$     25,000  Nyack, NY Unified Free School District, GO UT, 5.20% (AMBAC INS),
              6/15/2004                                                                       AAA    $      26,166
              ----------------------------------------------------------------------
     185,000  Onondaga County, NY IDA, Revenue Bonds, 6.625% (Anheuser-Busch Cos.,
              Inc.)/(Original Issue Yield: 6.70%),
              8/1/2006                                                                         A+          209,836
              ----------------------------------------------------------------------
      50,000  Ontario County, NY, GO UT, 5.50% (Original Issue Yield: 5.65%),
              5/15/2011                                                                        NR           53,147
              ----------------------------------------------------------------------
      25,000  Orchard Park, NY Central School District, GO UT, 6.50% (FGIC
              INS)/(Original Issue Yield: 6.25%), 6/1/2002                                     NR           27,386
              ----------------------------------------------------------------------
      25,000  Ossining Village, NY, 8.10% (FGIC INS), 7/15/2001                               AAA           28,320
              ----------------------------------------------------------------------
      40,000  Otsego County, NY, GO UT, 6.625% (AMBAC INS),
              12/1/2005                                                                       AAA           45,851
              ----------------------------------------------------------------------
      50,000  Penfield, NY Central School District, GO UT, 5.20% (Original Issue
              Yield: 5.40%), 6/15/2010                                                        AAA           51,453
              ----------------------------------------------------------------------
      25,000  Perry Central School District, NY, GO UT, 5.10%
              (MBIA INS), 6/15/2001                                                           AAA           25,850
              ----------------------------------------------------------------------
     100,000  Port Authority of New York and New Jersey, Revenue Refunding Bonds,
              7.125% (Original Issue Yield: 7.283%),
              6/1/2025                                                                        AA-          107,958
              ----------------------------------------------------------------------
      25,000  Putnam County, NY, 7.10%, 8/15/2002                                              NR           28,085
              ----------------------------------------------------------------------
     175,000  Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024                 AA          193,032
              ----------------------------------------------------------------------
      15,000  Rochester, NY, GO UT, 6.00% (Original Issue Yield: 6.40%), 8/1/2001              AA           15,943
              ----------------------------------------------------------------------
      50,000  Rockland County, NY, GO UT, 7.00% (MBIA INS)/(Original Issue Yield:
              7.10%), 4/1/2008                                                                AAA           59,612
              ----------------------------------------------------------------------
      20,000  Saugerties, NY, GO UT, 5.375% (FSA INS)/(Original Issue Yield: 5.70%),
              6/15/2015                                                                        NR           20,669
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$    660,000  Schenectady, NY Municipal Housing Authority, Revenue Bonds, 6.40%
              (Annie Schaffer Senior Center, Inc.)/(Original Issue Yield: 6.399%),
              5/1/2014                                                                         NR    $     697,151
              ----------------------------------------------------------------------
      40,000  Silver Creek, NY Central School District, GO UT, 6.60% (AMBAC
              INS)/(Original Issue Yield: 6.60%), 5/15/2005                                   AAA           45,676
              ----------------------------------------------------------------------
      10,000  Spackenkill, NY Unified Free School District, GO UT, 6.125%, 9/15/2014           NR           11,132
              ----------------------------------------------------------------------
      25,000 Spencerport, NY Central School District, GO UT, 6.00% (MBIA
              INS)/(Original Issue Yield: 6.05%), 6/15/2006                                   AAA           27,654
              ----------------------------------------------------------------------
     300,000  Suffolk County, NY Water Authority, Revenue Refunding Bonds, 7.375%
              (AMBAC INS)/(Original Issue Yield: 7.42%), 6/1/2012                             AAA          314,694
              ----------------------------------------------------------------------
      70,000  Sweet Home Central School District NY, GO UT, 5.60% (AMBAC
              INS)/(Original Issue Yield: 5.70%), 1/15/2008                                   AAA           75,409
              ----------------------------------------------------------------------
   1,525,000  Syracuse, NY Senior Citizens Housing Corp., Series A, 6.125% (East
              Hill Village Apartments), 11/1/2010                                              A-        1,609,714
              ----------------------------------------------------------------------
   1,000,000  Tompkins County, NY IDA, Revenue Bonds, 6.05% (Ithacare Center
              Project)/(FHA INS), 2/1/2017                                                    AAA        1,061,980
              ----------------------------------------------------------------------
      65,000  Tompkins County, NY, GO UT (Series B), 5.625% (Original Issue Yield:
              5.80%), 9/15/2013                                                                NR           67,271
              ----------------------------------------------------------------------
     290,000  Tompkins, NY Health Care Corp., 10.80% (FHA INS),
              2/1/2028                                                                          A          385,230
              ----------------------------------------------------------------------
     350,000  Triborough Bridge & Tunnel Authority, NY, Revenue Refunding Bonds
              (Series L), 8.125% (Original Issue Yield: 8.22%), 1/1/2012                       A+          359,447
              ----------------------------------------------------------------------
     150,000  Triborough Bridge & Tunnel Authority, NY, Special Obligation Revenue
              Bonds (Series A), 6.625% (MBIA INS)/ (Original Issue Yield: 6.86%),
              1/1/2017                                                                        AAA          162,414
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ----------------------------------------------------------------------
$     50,000  Union Endicott, NY Central School District, GO UT (Series A), 5.50%
              (FSA INS)/(Original Issue Yield: 5.55%), 7/15/2010                              AAA    $      52,318
              ----------------------------------------------------------------------
      50,000  Victor, NY Central School District, GO UT, 6.40% (FGIC INS)/(Original
              Issue Yield: 6.55%), 11/15/2006                                                 AAA           56,991
              ----------------------------------------------------------------------
      50,000  Victor, NY, 7.20% (Original Issue Yield: 7.20%), 12/15/2005                      NR           58,411
              ----------------------------------------------------------------------
      35,000  Wallkill, NY Central School District, GO UT, 5.75%,
              7/15/2014                                                                        NR           37,678
              ----------------------------------------------------------------------
      15,000  Warwick Valley, NY Central School District, GO UT, 6.55% (FGIC
              INS)/(Original Issue Yield: 6.70%), 6/1/2008                                    AAA           17,374
              ----------------------------------------------------------------------
      30,000 Webster, NY Central School District, GO UT, 6.25% (AMBAC
              INS)/(Original Issue Yield: 6.20%), 6/15/2003                                   AAA           32,861
              ----------------------------------------------------------------------
      50,000  West Seneca, NY Central School District, GO UT, 5.625% (FGIC
              INS)/(Original Issue Yield: 5.70%), 6/15/2011                                   AAA           52,870
              ----------------------------------------------------------------------
      25,000  West Seneca, NY, GO UT, 6.65% (MBIA INS)/(Original Issue Yield:
              6.80%), 6/1/2005                                                                AAA           28,593
              ----------------------------------------------------------------------
      65,000 Williamsville, NY Central School District, GO UT, 6.50% (MBIA
              INS)/(Original Issue Yield: 6.80%), 12/1/2010                                   AAA           75,634
              ----------------------------------------------------------------------                 -------------
              Total                                                                                     34,147,954
              ----------------------------------------------------------------------                 -------------
              PUERTO RICO--10.0%
              ----------------------------------------------------------------------
     165,000  Puerto Rico Industrial, Medical & Environmental PCA, Industrial
              Improvement Revenue Bonds, 6.50% (Abbott Laboratories), 7/1/2009                 NR          165,851
              ----------------------------------------------------------------------
      25,000  Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds,
              5.10% (American Home Products Corp.)/ (Original Issue Yield: 5.30%),
              12/1/2018                                                                        NR           24,276
              ----------------------------------------------------------------------
   2,300,000  Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds,
              7.50% (Upjohn Co.), 12/1/2023                                                   AA-        2,459,413
              ----------------------------------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                         CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*         VALUE
------------  ----------------------------------------------------------------------  -------------  -------------
LONG-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------------------
              PUERTO RICO--CONTINUED
              ----------------------------------------------------------------------
$  1,200,000  (b)Puerto Rico Industrial, Medical & Environmental PCA, Series A,
              6.75% (Motorola, Inc.), 1/1/2014                                                AA-    $   1,325,532
              ----------------------------------------------------------------------                 -------------
              Total                                                                                      3,975,072
              ----------------------------------------------------------------------                 -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $36,845,492)(C)                                     $  38,123,026
              ----------------------------------------------------------------------                 -------------

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

    At October 31, 1997, 15.5% of the total investments at market value were subject to alternative minimum tax.

 (a) Denotes a private placement security. At October 31, 1997, these securities amounted to $24,172, which represents 0.10% of total net assets.

(b) Denotes a restricted security which is subject to restrictions under Federal Securities laws. At October 31, 1997, these securities amounted to $1,325,532, which represents 3.3% of total net assets.

 (c) The cost of investments for federal tax purposes amounts to $36,845,492. The net unrealized appreciation of investments on a federal tax basis amounts to $1,277,534 which is comprised of $1,279,561 appreciation and $2,027 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($39,602,807) at
      October 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation BIG--Bond Investors Guaranty COL--Collateralized FGIC--Financial Guaranty Insurance Company FHA--Federal Housing Administration FSA--Financial Security Assurance
GO--General Obligation HFA--Housing Finance Authority IDA--Industrial Development Authority INS--Insured


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCA--Pollution Control Authority
PRF--Prerefunded
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

VISION GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--97.0%
-------------------------------------------------------------------------------------------------
              CAPITAL EQUIPMENT & SERVICES--9.9%
              -----------------------------------------------------------------------------------
     116,175  Cincinnati Milacron, Inc.                                                            $    3,223,856
              -----------------------------------------------------------------------------------
      56,300  Deere & Co.                                                                               2,962,788
              -----------------------------------------------------------------------------------
      35,600  Northrop Corp.                                                                            3,889,300
              -----------------------------------------------------------------------------------
      69,300  PACCAR, Inc.                                                                              3,122,831
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    13,198,775
              -----------------------------------------------------------------------------------  --------------
              CAPITAL GOODS--1.7%
              -----------------------------------------------------------------------------------
      58,875  (a)UCAR International, Inc.                                                               2,207,812
              -----------------------------------------------------------------------------------  --------------
              CONSUMER CYCLICAL--13.2%
              -----------------------------------------------------------------------------------
      82,000  Carnival Corp., Class A                                                                   3,977,000
              -----------------------------------------------------------------------------------
     232,525  Clayton Homes, Inc.                                                                       3,822,130
              -----------------------------------------------------------------------------------
      67,425  Home Depot, Inc.                                                                          3,750,516
              -----------------------------------------------------------------------------------
      49,225  Springs Industries, Inc., Class A                                                         2,282,809
              -----------------------------------------------------------------------------------
     107,050  Tandy Corp.                                                                               3,679,844
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    17,512,299
              -----------------------------------------------------------------------------------  --------------
              CONSUMER NON-CYCLICAL--9.3%
              -----------------------------------------------------------------------------------
     112,350  Bergen Brunswig Corp., Class A                                                            4,501,022
              -----------------------------------------------------------------------------------
      95,450  Breed Technologies, Inc.                                                                  2,105,866
              -----------------------------------------------------------------------------------
     122,079  (a)HEALTHSOUTH Corp.                                                                      3,120,651
              -----------------------------------------------------------------------------------
      58,675  (a)Wellpoint Health Networks, Inc.                                                        2,684,381
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,411,920
              -----------------------------------------------------------------------------------  --------------
              ENERGY--22.9%
              -----------------------------------------------------------------------------------
      67,214  Burlington Resources, Inc.                                                                3,289,303
              -----------------------------------------------------------------------------------
     118,600  (a)Nabors Industries, Inc.                                                                4,877,425
              -----------------------------------------------------------------------------------
      82,750  New Century Energies, Inc.                                                                3,454,812
              -----------------------------------------------------------------------------------
      80,950  (a)Newpark Resources, Inc.                                                                3,359,425
              -----------------------------------------------------------------------------------


VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              ENERGY--CONTINUED
              -----------------------------------------------------------------------------------
      73,025  Phillips Petroleum Co.                                                               $    3,532,584
              -----------------------------------------------------------------------------------
      54,375  Schlumberger Ltd.                                                                         4,757,813
              -----------------------------------------------------------------------------------
      60,850  Tidewater, Inc.                                                                           3,997,084
              -----------------------------------------------------------------------------------
      75,075  Unocal Corp.                                                                              3,096,844
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    30,365,290
              -----------------------------------------------------------------------------------  --------------
              FINANCIAL SERVICES--22.7%
              -----------------------------------------------------------------------------------
      32,900  Bankers Trust New York Corp.                                                              3,882,200
              -----------------------------------------------------------------------------------
      50,575  First American Corp.                                                                      2,402,313
              -----------------------------------------------------------------------------------
      73,425  First Commerce Corp.                                                                      4,717,556
              -----------------------------------------------------------------------------------
      18,500  General RE Corp.                                                                          3,647,969
              -----------------------------------------------------------------------------------
      30,000  Hartford Financial Services Group, Inc.                                                   2,430,000
              -----------------------------------------------------------------------------------
      22,375  J.P. Morgan & Co., Inc.                                                                   2,455,656
              -----------------------------------------------------------------------------------
     255,025  Reliance Group Holdings, Inc.                                                             3,219,691
              -----------------------------------------------------------------------------------
     133,550  Reliastar Financial Corp.                                                                 4,991,431
              -----------------------------------------------------------------------------------
      40,700  Union Planters Corp.                                                                      2,414,019
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    30,160,835
              -----------------------------------------------------------------------------------  --------------
              TECHNOLOGY--9.6%
              -----------------------------------------------------------------------------------
      41,075  AMP, Inc.                                                                                 1,848,375
              -----------------------------------------------------------------------------------
      71,400  (a)Adaptec, Inc.                                                                          3,458,437
              -----------------------------------------------------------------------------------
      34,550  Avnet, Inc.                                                                               2,174,491
              -----------------------------------------------------------------------------------
      42,650  (a)Cisco Systems, Inc.                                                                    3,498,633
              -----------------------------------------------------------------------------------
     119,750  (a)Silicon Graphics, Inc.                                                                 1,758,828
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,738,764
              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--2.6%
              -----------------------------------------------------------------------------------
     108,775  USFreightways Corp.                                                                       3,521,591
              -----------------------------------------------------------------------------------  --------------
              UTILITIES--5.1%
              -----------------------------------------------------------------------------------
     141,025  Ohio Edison Co.                                                                           3,490,369
              -----------------------------------------------------------------------------------


VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              UTILITIES--CONTINUED
              -----------------------------------------------------------------------------------
      75,175  WICOR, Inc.                                                                          $    3,241,922
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,732,291
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $104,562,131)                                      128,849,577
              -----------------------------------------------------------------------------------  --------------
MUTUAL FUND--3.0%
-------------------------------------------------------------------------------------------------
$  3,958,496  Seven Seas Money Market Fund                                                              3,958,496
              -----------------------------------------------------------------------------------  --------------
              TOTAL MUTUAL FUNDS (AT AMORTIZED COST)                                                    3,958,496
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $108,520,627)(B)                                  $  132,808,073
              -----------------------------------------------------------------------------------  --------------

 (a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $108,520,627. The net unrealized appreciation of investments on a federal tax basis amounts to $24,287,446 which is comprised of $27,188,976 appreciation and $2,901,530 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($132,813,924) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--92.5%
--------------------------------------------------------------------------------------------------
              CAPITAL EQUIPMENT & SERVICES--9.0%
              ------------------------------------------------------------------------------------
      41,200  (a)Coltec Industries, Inc.                                                            $     824,000
              ------------------------------------------------------------------------------------
      16,200  Cummins Engine Co., Inc.                                                                    987,187
              ------------------------------------------------------------------------------------
      39,100  (a)Jacobs Engineering Group, Inc.                                                         1,055,700
              ------------------------------------------------------------------------------------
      27,100  (a)Kulicke & Soffa Industries                                                               697,825
              ------------------------------------------------------------------------------------
      44,400  (a)M.S. Carriers, Inc.                                                                    1,125,263
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     4,689,975
              ------------------------------------------------------------------------------------  -------------
              CONSUMER CYCLICAL--7.7%
              ------------------------------------------------------------------------------------
      40,000  (a)AccuStaff, Inc.                                                                        1,142,500
              ------------------------------------------------------------------------------------
      52,500  (a)CompUSA, Inc.                                                                          1,719,375
              ------------------------------------------------------------------------------------
      29,443  (a)Consolidated Stores Corp.                                                              1,174,040
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     4,035,915
              ------------------------------------------------------------------------------------  -------------
              CONSUMER NON-CYCLICAL--16.2%
              ------------------------------------------------------------------------------------
      56,000  Biomet, Inc.                                                                              1,396,500
              ------------------------------------------------------------------------------------
      72,350  Flowers Industries, Inc.                                                                  1,374,650
              ------------------------------------------------------------------------------------
     130,700  Food Lion, Inc., Class A                                                                  1,012,925
              ------------------------------------------------------------------------------------
      23,300  (a)HealthCare COMPARE Corp.                                                               1,252,375
              ------------------------------------------------------------------------------------
      48,900  (a)Staples, Inc.                                                                          1,283,625
              ------------------------------------------------------------------------------------
      68,400  (a)Watson Pharmaceuticals, Inc.                                                           2,171,700
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     8,491,775
              ------------------------------------------------------------------------------------  -------------
              ELECTRONIC TECHNOLOGY--5.7%
              ------------------------------------------------------------------------------------
      32,000  (a)Apex MPC Solutions, Inc.                                                                 824,000
              ------------------------------------------------------------------------------------
      22,100  (a)Photronic Labs, Inc.                                                                     947,538
              ------------------------------------------------------------------------------------
      44,200  (a)Tracor, Inc.                                                                           1,182,350
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     2,953,888
              ------------------------------------------------------------------------------------  -------------


VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              ENERGY--12.6%
              ------------------------------------------------------------------------------------
      28,500  Diamond Offshore Drilling, Inc.                                                       $   1,774,125
              ------------------------------------------------------------------------------------
      53,500  (a)Global Marine, Inc.                                                                    1,665,187
              ------------------------------------------------------------------------------------
      28,700  Tosco Corp.                                                                                 947,100
              ------------------------------------------------------------------------------------
      20,800  Valero Energy Corp.                                                                         626,600
              ------------------------------------------------------------------------------------
      69,600  Vintage Petroleum, Inc.                                                                   1,592,100
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     6,605,112
              ------------------------------------------------------------------------------------  -------------
              FINANCIAL SERVICES--23.3%
              ------------------------------------------------------------------------------------
      34,800  Amsouth Bancorporation                                                                    1,672,575
              ------------------------------------------------------------------------------------
      38,700  Bear Stearns Cos., Inc.                                                                   1,535,906
              ------------------------------------------------------------------------------------
      39,700  CNB Bancshares, Inc.                                                                      1,583,037
              ------------------------------------------------------------------------------------
      31,700  (a)Golden State Bancorp, Inc.                                                             1,054,025
              ------------------------------------------------------------------------------------
      21,300  Lehman Brothers Holdings, Inc.                                                            1,002,431
              ------------------------------------------------------------------------------------
      46,500  Schwab (Charles) Corp.                                                                    1,586,813
              ------------------------------------------------------------------------------------
      19,300  Star Banc Corp.                                                                             946,906
              ------------------------------------------------------------------------------------
      34,950  Summit Bancorp                                                                            1,491,928
              ------------------------------------------------------------------------------------
      61,450  Synovus Financial Corp.                                                                   1,336,538
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                    12,210,159
              ------------------------------------------------------------------------------------  -------------
              TECHNOLOGY--18.0%
              ------------------------------------------------------------------------------------
      31,700  (a)Adaptec, Inc.                                                                          1,535,469
              ------------------------------------------------------------------------------------
      41,100  (a)Bay Networks, Inc.                                                                     1,299,787
              ------------------------------------------------------------------------------------
      51,900  (a)DII Group, Inc.                                                                        1,278,037
              ------------------------------------------------------------------------------------
      28,200  (a)EMC Corp. Mass                                                                         1,579,200
              ------------------------------------------------------------------------------------
      29,800  (a)Gtech Holdings Corp.                                                                     961,050
              ------------------------------------------------------------------------------------
      33,700  (a)Tech Data Corp.                                                                        1,499,650
              ------------------------------------------------------------------------------------
      42,700  (a)VLSI Technology, Inc.                                                                  1,264,989
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     9,418,182
              ------------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $42,415,307)                                        48,405,006
              ------------------------------------------------------------------------------------  -------------


VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--4.9%
--------------------------------------------------------------------------------------------------
$  2,558,446  Seven Seas Money Market Fund (at net asset value)                                         2,558,446
              ------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $44,973,753)(B)                                    $  50,963,452
              ------------------------------------------------------------------------------------  -------------

 (a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $44,973,753. The net unrealized appreciation of investments on a federal tax basis amounts to $5,989,699 which is comprised of $7,820,920 appreciation and $1,831,221 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($52,311,843) at
      October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT     NEW YORK      GROWTH AND     CAPITAL
                                                        SECURITIES        MUNICIPAL       INCOME     APPRECIATION
                                                           FUND          INCOME FUND       FUND          FUND
ASSETS:
---------------------------------------------------
Investments in securities, at value                     $55,601,835      $38,123,026   1$32,808,073   $50,963,452
---------------------------------------------------
Cash                                                             --          741,295            --            --
---------------------------------------------------
Income receivable                                           982,499          809,670       157,650        29,560
---------------------------------------------------
Receivable for shares sold                                  127,854           75,372       115,017       197,229
---------------------------------------------------
Receivable for investments sold                                  --               --            --     1,147,141
---------------------------------------------------
Deferred Expenses                                             1,740            2,235         2,068            --
---------------------------------------------------  -----------------  -------------  ------------  ------------
    Total assets                                         56,713,928       39,751,598   133,082,808    52,337,382
---------------------------------------------------  -----------------  -------------  ------------  ------------
LIABILITIES:
---------------------------------------------------
Income distribution payable                                 290,818          135,954            --            --
---------------------------------------------------
Payable for investments purchased                         1,597,914               --            --            --
---------------------------------------------------
Payable to Bank                                                  --               --       215,062            --
---------------------------------------------------
Payable for shares redeemed                                   1,000               --            --            --
---------------------------------------------------
Accrued expenses                                             15,834           12,786        53,822        25,539
---------------------------------------------------  -----------------  -------------  ------------  ------------
    Total liabilities                                     1,905,566          148,740       268,884        25,539
---------------------------------------------------  -----------------  -------------  ------------  ------------
NET ASSETS                                              $54,808,362      $39,602,858   1$32,813,924   $52,311,843
---------------------------------------------------  -----------------  -------------  ------------  ------------
NET ASSETS CONSISTS OF:
---------------------------------------------------
Paid in capital                                         $54,477,560      $38,163,208    $83,738,099   $42,882,677
---------------------------------------------------
Net unrealized appreciation (depreciation) of
investments                                               1,224,348        1,277,534    24,287,446     5,989,699
---------------------------------------------------
Accumulated net realized gain (loss) on investments        (899,547)         159,476    24,756,954     3,604,666
---------------------------------------------------
Accumulated undistributed net investment income/
Net investment loss                                           6,001            2,640        31,425      (165,199)
---------------------------------------------------  -----------------  -------------  ------------  ------------
    Total Net Assets                                    $54,808,362      $39,602,858   1$32,813,924   $52,311,843
---------------------------------------------------  -----------------  -------------  ------------  ------------
NET ASSET VALUE, Offering Price and Redemption
Proceeds Per Share:
---------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share             $9.60           $10.47        $18.51        $14.09
---------------------------------------------------  -----------------  -------------  ------------  ------------
Offering Price Per Share*                                    $10.05   **       $10.96 **      $19.59 ***      $14.91 ***
---------------------------------------------------  -----------------  -------------  ------------  ------------
SHARES OUTSTANDING:                                       5,710,509        3,781,355     7,174,254     3,713,471
---------------------------------------------------  -----------------  -------------  ------------  ------------
Investments, at identified cost                      $   54,377,487     $ 36,845,492   $108,520,626  $44,973,753
---------------------------------------------------  -----------------  -------------  ------------  ------------
Investments, at tax cost                             $   54,377,487     $ 36,845,492   $108,520,626  $44,973,753
---------------------------------------------------  -----------------  -------------  ------------  ------------

 *See "What Shares Cost" in the Prospectus.
 **Computation of offering price per share 100/95.5 of net asset value. ***Computation of offering price per share 100/94.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT     NEW YORK      GROWTH AND     CAPITAL
                                                        SECURITIES        MUNICIPAL       INCOME     APPRECIATION
                                                           FUND          INCOME FUND       FUND          FUND
INVESTMENT INCOME:
---------------------------------------------------
Dividends                                               $        --      $        --    $1,027,946    $  105,079
---------------------------------------------------
Interest                                                  1,855,482        1,016,095        87,737        75,154
---------------------------------------------------  -----------------  -------------  ------------  ------------
  TOTAL INVESTMENT INCOME                                 1,855,482        1,016,095     1,115,683       180,233
---------------------------------------------------
EXPENSES:
---------------------------------------------------
Investment advisory fee                                     171,448          134,741       480,038       193,022
---------------------------------------------------
Administrative personnel and services fee                    25,779           25,206        70,570        26,037
---------------------------------------------------
Custodian fees                                                4,180            1,639         8,513         4,188
---------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                     26,212           27,622        68,278        31,236
---------------------------------------------------
Directors' fees                                                 478               83         1,340           890
---------------------------------------------------
Auditing fees                                                 8,297            7,324         7,465         7,564
---------------------------------------------------
Legal fees                                                    3,668            3,263         3,508         1,977
---------------------------------------------------
Portfolio accounting fees                                    26,037           34,465        25,917        21,303
---------------------------------------------------
Shareholder services fees                                        --               --       119,573        41,451
---------------------------------------------------
Capital stock registration costs                              8,187            9,166        10,231         7,791
---------------------------------------------------
Printing and postage                                          8,535           12,222        15,978         4,986
---------------------------------------------------
Taxes                                                         3,117            3,550         6,062         2,252
---------------------------------------------------
Insurance premiums                                            1,917            1,941         2,089         2,252
---------------------------------------------------
Miscellaneous                                                 7,103            6,839         6,392         3,168
---------------------------------------------------  -----------------  -------------  ------------  ------------
  TOTAL EXPENSES                                            294,958          268,061       825,954       348,117
---------------------------------------------------  -----------------  -------------  ------------  ------------
Waivers--
---------------------------------------------------
Waiver of investment advisory fee                           (25,102)         (66,677)           --            --
---------------------------------------------------
Waiver of administrative personnel and services
fees                                                           (571)          (5,392)           --        (2,685)
---------------------------------------------------  -----------------  -------------  ------------  ------------
  TOTAL WAIVERS                                             (25,673)         (72,069)           --        (2,685)
---------------------------------------------------  -----------------  -------------  ------------  ------------
    NET EXPENSES                                            269,285          195,992       825,954       345,432
---------------------------------------------------  -----------------  -------------  ------------  ------------
        NET INVESTMENT INCOME                           $ 1,586,197      $   820,103    $  289,729    $ (165,199)
---------------------------------------------------  -----------------  -------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------
Net realized gain (loss) on investments                     122,398          329,746     6,126,931     2,999,809
---------------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                             1,529,748        1,081,809    20,733,473     5,663,975
---------------------------------------------------  -----------------  -------------  ------------  ------------
    Net realized and unrealized gain (loss) on
    investments                                           1,652,146        1,411,555    26,860,404     8,663,784
---------------------------------------------------  -----------------  -------------  ------------  ------------
        Change in net assets resulting from
        operations                                      $ 3,238,343      $ 2,231,658    $27,150,133   $8,498,585
---------------------------------------------------  -----------------  -------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   U.S. GOVERNMENT        NEW YORK MUNICIPAL
                                                                   SECURITIES FUND            INCOME FUND
                                                               SIX MONTHS               SIX MONTHS
                                                                  ENDED        YEAR        ENDED        YEAR
                                                               OCTOBER 31,    ENDED     OCTOBER 31,    ENDED
                                                                  1997      APRIL 30,      1997      APRIL 30,
                                                               (UNAUDITED)     1997     (UNAUDITED)     1997
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
  Net investment income                                         $1,586,197  $2,301,980   $ 820,103   $1,589,604
-------------------------------------------------------------
  Net realized gain (loss) in investments                         122,398     (710,450)    329,746      222,949
-------------------------------------------------------------
  Net change in unrealized appreciation (depreciation) of
  investments                                                   1,529,748      508,343   1,081,809      323,016
-------------------------------------------------------------  -----------  ----------  -----------  ----------
    Change in net assets resulting from operations              3,238,343    2,099,873   2,231,658    2,135,569
-------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
  Distributions from net investment income                     (1,604,510)  (2,302,079)   (820,103)  (1,586,964)
-------------------------------------------------------------
  Distributions in excess of net investment income                     --           --          --           --
-------------------------------------------------------------
  Distributions from net realized gains                                --           --          --           --
-------------------------------------------------------------  -----------  ----------  -----------  ----------
    Change in net assets resulting from distributions to
    shareholders                                               (1,604,510)  (2,302,079)   (820,103)  (1,586,964)
-------------------------------------------------------------  -----------  ----------  -----------  ----------
SHARE TRANSACTIONS--
-------------------------------------------------------------
  Proceeds from sales of shares                                10,912,056   15,979,092   6,330,984    8,656,290
-------------------------------------------------------------
  Net asset value of shares issued to shareholders in payment
  of distributions declared                                       732,848    1,169,547     491,758    1,194,289
-------------------------------------------------------------
  Cost of shares redeemed                                      (2,955,416)  (6,753,091) (4,111,224)  (7,540,206)
-------------------------------------------------------------  -----------  ----------  -----------  ----------
    Change in net assets resulting from share transactions      8,689,488   10,395,548   2,711,518    2,310,373
-------------------------------------------------------------  -----------  ----------  -----------  ----------
      Change in net assets                                     10,323,321   10,193,342   4,123,073    2,858,978
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
  Beginning of period                                          44,485,041   34,291,699  35,479,785   32,620,807
-------------------------------------------------------------  -----------  ----------  -----------  ----------
  End of period                                                5$4,808,362  $44,485,041 3$9,602,858  $35,479,785
-------------------------------------------------------------  -----------  ----------  -----------  ----------
  Undistributed net investment income included in net assets
  at end of period                                              $   6,103   $   24,314   $   2,640   $    2,640
-------------------------------------------------------------  -----------  ----------  -----------  ----------
  Net gain (loss) as computed for federal tax purposes          $ 122,398   $ (662,897)  $ 329,746   $  222,949
-------------------------------------------------------------  -----------  ----------  -----------  ----------

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 GROWTH AND INCOME       CAPITAL APPRECIATION
                                                                        FUND                     FUND
                                                              SIX MONTHS      YEAR      SIX MONTHS     PERIOD
                                                                 ENDED        ENDED        ENDED       ENDED
                                                              OCTOBER 31,   APRIL 30,   OCTOBER 31,  APRIL 30,
                                                                 1997         1997         1997        1997*
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
  Net investment income                                       $   289,729  $   755,116   $(165,199)  $   29,376
------------------------------------------------------------
  Net realized gain (loss) in investments                       6,126,931   20,391,748   2,999,809      772,135
------------------------------------------------------------
  Net change in unrealized appreciation (depreciation) of
  investments                                                  20,733,473   (7,859,091)  5,663,975      325,724
------------------------------------------------------------  -----------  -----------  -----------  ----------
    Change in net assets resulting from operations             27,150,133   13,287,773   8,498,585    1,127,235
------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
  Distributions from net investment income                       (367,700)    (732,162)         --      (29,376)
------------------------------------------------------------
  Distributions in excess of net investment income                     --           --          --      (41,266)**
------------------------------------------------------------
  Distributions from net realized gains                                --   (3,306,559)         --     (126,012)
------------------------------------------------------------  -----------  -----------  -----------  ----------
    Change in net assets resulting from distributions to
    shareholders                                                 (367,700)  (4,038,721)         --     (196,654)
------------------------------------------------------------  -----------  -----------  -----------  ----------
SHARE TRANSACTIONS--
------------------------------------------------------------
  Proceeds from sales of shares                                16,783,362   53,236,024  12,698,378   32,772,622
------------------------------------------------------------
  Net asset value of shares issued to shareholders in
  payment of distributions declared                               258,962    2,340,952          --      192,580
------------------------------------------------------------
  Cost of shares redeemed                                     (25,101,140) (15,854,389) (2,325,636)    (455,267)
------------------------------------------------------------  -----------  -----------  -----------  ----------
    Change in net assets resulting from share transactions     (8,058,816)  39,722,587  10,372,742   32,509,935
------------------------------------------------------------  -----------  -----------  -----------  ----------
      Change in net assets                                     18,723,617   48,971,639  18,871,327   33,440,516
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
  Beginning of period                                         114,090,307   65,118,668  33,440,516           --
------------------------------------------------------------  -----------  -----------  -----------  ----------
  End of period                                               $132,813,924 $114,090,307 5$2,311,843  $33,440,516
------------------------------------------------------------  -----------  -----------  -----------  ----------
  Undistributed net investment income included in net assets
  at end of period                                            $    31,425  $   109,394          --           --
------------------------------------------------------------  -----------  -----------  -----------  ----------
  Net gain (loss) as computed for federal tax purposes        $ 6,126,931  $20,210,516   $2,999,809  $  781,236
------------------------------------------------------------  -----------  -----------  -----------  ----------

 *For the period from July 3, 1996 (date of inital public investment) to April
  30, 1997.
**Distributions are in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds"). The following Funds are presented herein:

                 PORTFOLIO NAME                                      INVESTMENT OBJECTIVE
Vision U.S. Government Securities Fund ("U.S.     Current income by investing primarily in securities that
Government Securities Fund") (d)                  are guaranteed for payment of principal and interest by the
                                                  U.S. Government,
                   its agencies or instrumentalities. Capital
              appreciation is a secondary investment consideration.
Vision New York Municipal Income Fund ("New York Current income which is exempt from federal regular income Municipal Income Fund") (n) tax, and the personal income taxes imposed by the State of
                                                  New York and New York
                                                  municipalities and is
                                                  consistent with preservation
                                                  of capital.
Vision Growth and Income Fund ("Growth and Long-term growth of capital and income. Income Fund") (d) Vision Capital Appreciation Fund ("Capital Long-term capital appreciation by investing in a Appreciation Fund") (d) diversified portfolio consisting primarily of common stocks
                                                  that the adviser believes offer opportunity for growth of
                                                  capital.

(d) Diversified

(n) Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.


VISION EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1997 the following funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:


VISION EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

                                              CAPITAL LOSS       CAPITAL LOSS      TOTAL CAPITAL
                                             CARRYFORWARD TO    CARRYFORWARD TO        LOSS
                   FUND                      EXPIRE IN 2003     EXPIRE IN 2004     CARRYFORWARDS
     U.S. Government Securities Fund            $ 311,493          $ 662,897         $ 974,390
     New York Municipal Income Fund               166,717              3,555           170,272

     Net realized capital losses on U.S. Government Securities Fund of $47,552 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year (May 1, 1997).

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Funds with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from the Funds' commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at October 31, 1997 is as follows:

                                   NEW YORK MUNICIPAL INCOME FUND
                                                                        ACQUISITION     ACQUISITION
     SECURITY                                                              DATE:           COST:
     Puerto Rico Industrial, Medical & Environmental PCA                   1/24/1997    $  1,294,045

     OTHER--Investment transactions are accounted for on the trade date.


VISION EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

(3) CAPITAL STOCK

At October 31, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to each Fund. Transactions in capital stock were as follows:

                                                                    U.S. GOVERNMENT          NEW YORK MUNICIPAL
                                                                    SECURITIES FUND              INCOME FUND
                                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                                  ENDED         ENDED        ENDED         ENDED
                                                               OCTOBER 31,    APRIL 30,   OCTOBER 31,    APRIL 30,
                                                                   1997         1997          1997         1997
Shares sold                                                      1,155,169    1,710,458       611,780      858,336
-------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                              77,674      125,662        47,459      118,381
-------------------------------------------------------------
Shares redeemed                                                   (313,604)    (727,517)     (396,385)    (751,725)
-------------------------------------------------------------  ------------  -----------  ------------  -----------
  Net change resulting from share transactions                     919,239    1,108,603       262,854      224,992
-------------------------------------------------------------  ------------  -----------  ------------  -----------

                                                                 GROWTH AND INCOME        CAPITAL APPRECIATION
                                                                        FUND                      FUND
                                                               SIX MONTHS      YEAR      SIX MONTHS     PERIOD
                                                                 ENDED        ENDED        ENDED         ENDED
                                                              OCTOBER 31,   APRIL 30,   OCTOBER 31,    APRIL 30,
                                                                  1997         1997         1997        1997(A)
Shares sold                                                       974,142    3,564,637      907,521    2,993,059
------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                             14,932      154,932           --       17,066
------------------------------------------------------------
Shares redeemed                                                (1,363,215)  (1,050,710)    (164,696)     (39,479)
------------------------------------------------------------  ------------  ----------  ------------  -----------
  Net change resulting from share transactions                   (374,141)   2,668,859      742,825    2,970,646
------------------------------------------------------------  ------------  ----------  ------------  -----------

(a) For the period from July 3, 1996 (date of initial public investment) to April 30, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee or reimburse other operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.


VISION EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

                                             ANNUAL
                  FUND                        RATE
U.S. Government Securities Fund                 0.70%
New York Municipal Income Fund                  0.70%
Growth and Income Fund                          0.70%
Capital Appreciation Fund                       0.85%

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sold discretion.

DISTRIBUTION SERVICES FEE--The Corporation has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to reimburse FSC. The Funds did not pay or accrue Distribution Services Fees during the period ended October 31, 1997.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Funds will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. Certain funds did not pay or accrue these fees.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the period ended October 31, 1997, the following amounts were paid pursuant to this agreement:


VISION EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

                                                                          AMOUNT REIMBURSED
                                                                           TO FAS FOR THE
                                                  EXPENSES OF               PERIOD ENDED
                                              ORGANIZING THE FUND         OCTOBER 31, 1997
U.S. Government Securities Fund                    $  21,313                      $2,958
New York Municipal Income Fund                     $  27,242                      $2,934
Growth and Income Fund                     $          18,626                      $3,083
Capital Appreciation Fund                  $          19,915                      $1,982

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1997, were as follows:

                  FUND                       PURCHASES        SALES
U.S. Government Securities Fund            $  23,462,057  $  15,344,696
New York Municipal Income Fund             $  12,692,918  $  10,559,925
Growth and Income Fund                     $  56,605,500  $  64,529,968
Capital Appreciation Fund                  $  35,919,830  $  26,726,672

(6) CONCENTRATION OF CREDIT RISK

Since New York Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1997, 37.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.2% of total investments.

Directors                          Officers
--------------------------------------------------------------------------------

Randall I. Benderson               Edward C. Gonzales
Joseph J. Castiglia                  President and Treasurer
Daniel R. Gernatt, Jr.             Charles L. Davis, Jr.
George K. Hambleton, Jr.             Vice President and Assistant Treasurer
                                   Victor R. Siclari
                                     Secretary
                                   C. Todd Gibson
                                     Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                    [LOGO OF VISION GROUP OF FUNDS, INC.]

                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1997

                                    VISION
                               U.S. Government
                               Securities Fund
--------------------------------------------------------------------------------

                                    VISION
                              New York Municipal
                                 Income Fund
--------------------------------------------------------------------------------

                                    VISION
                              Growth and Income
                                     Fund
--------------------------------------------------------------------------------

                                    VISION
                             Capital Appreciation
                                     Fund


Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
Cusip 92830F406                          Manufacturers and Traders Trust Company
Cusip 92830F505                          Investment Adviser to the Funds
Cusip 92830F604        [LOGO OF          One M&T Plaza
Cusip 92830F703     RECYCLED PAPER]      Buffalo, NY 14240-4556

G00158-03 (12/97)




                                    VISION
                               U.S. Government
                               Securities Fund
                 Seeks current income by investing primarily
               in securities that are guaranteed for payment of
                principal and interest by the U.S. government,
                its agencies or instrumentalities (Fund shares
                       themselves are not guaranteed).
--------------------------------------------------------------------------------

                                    VISION
                              New York Municipal
                                 Income Fund
                          (formerly, VISION New York
                                Tax-Free Fund)
                   Seeks current income that is exempt from
                         federal, New York State and
                      New York City income taxes*, as is
                   consistent with preservation of capital.
--------------------------------------------------------------------------------

                                    VISION
                              Equity Income Fund
              Seeks to provide current income by investing in a
            diversified portfolio consisting primarily of income-
              producing equity securities of domestic companies
           (common and preferred stock and convertible securities).
                     Capital appreciation is a secondary
                          investment consideration.
--------------------------------------------------------------------------------

                                    VISION
                            Growth and Income Fund
               Seeks to provide long-term growth of capital and
                income by investing in a diversified portfolio
                  consisting primarily of equity securities
                  (common stock and convertible securities)
                    and debt securities (bonds and notes).
--------------------------------------------------------------------------------

                                    VISION
                          Capital Appreciation Fund
               Seeks to produce long-term capital appreciation,
                  primarily through a diversified portfolio
                  of mid-capitalization stocks selected for
                    their ability to appreciate in value.
--------------------------------------------------------------------------------

                                    VISION
                              Money Market Fund
                   Seeks current income with liquidity and
                 stability of principal by investing in high-
                     quality money market instruments.**
--------------------------------------------------------------------------------

                                    VISION
                                Treasury Money
                                 Market Fund
              Primarily seeks current income with liquidity and
              stability of principal by investing in short-term
                  U.S. Treasury obligations, which are fully
               guaranteed for payment of principal and interest
                          by the U.S. government.**
--------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                              Money Market Fund
            Seeks a high level of current interest income that is exempt from federal, New York State and New York City income taxes,* as well as
                   liquidity and stability of principal.**
--------------------------------------------------------------------------------

 *Some income may be subject to the federal
  alternative minimum tax.
**Money market mutual funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in these funds is neither insured nor guaranteed by the U.S. government.

                For more complete information about any of the
                     Vision Funds, contact (800) 836-2211
                 for a prospectus. Please read the prospectus
                         carefully before investing.

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision Money Market Funds for the six-month period ended October 31, 1997. It contains complete financial information--including a list of portfolio holdings--for Vision Money Market Fund, Vision Treasury Money Market Fund, and Vision New York Tax-Free Money Market Fund.

Each Vision money market fund gives you a convenient way to keep your ready cash working every day. You also have convenient, easy access to your money, and a high degree of safety.* The following highlights summarize fund activity for the six-month reporting period.

VISION MONEY MARKET FUND, a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.03 per share. Assets reached $624 million at the end of the period.

VISION TREASURY MONEY MARKET FUND, which invests exclusively in U.S. Treasury securities, paid dividends totaling $0.03 per share. Assets rose to reach $398 million at the end of the period.

VISION NEW YORK TAX-FREE MONEY MARKET FUND, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $0.02 per share.** Assets totaled $82 million at the end of the period.

Thank you for putting your cash to work--every day--through the Vision Money Market Funds. We will continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1997

 * Although money market funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in these funds is neither insured nor guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax.


VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   DISTRIBUTIONS TO
                   NET ASSET                         SHAREHOLDERS
                    VALUE,             NET             FROM NET          NET ASSET
  YEAR ENDED     BEGINNING OF      INVESTMENT         INVESTMENT       VALUE, END OF      TOTAL
  APRIL 30,         PERIOD           INCOME             INCOME            PERIOD        RETURN(A)
MONEY MARKET FUND
   1993            $    1.00             0.03              (0.03)        $    1.00           3.21%
   1994            $    1.00             0.03              (0.03)        $    1.00           3.01%
   1995            $    1.00             0.05              (0.05)        $    1.00           4.77%
   1996            $    1.00             0.05              (0.05)        $    1.00           5.33%
   1997            $    1.00             0.05              (0.05)        $    1.00           4.93%
   1998(d)         $    1.00             0.03              (0.03)        $    1.00           2.55%
TREASURY MONEY MARKET FUND
   1993            $    1.00             0.03              (0.03)        $    1.00           3.05%
   1994            $    1.00             0.03              (0.03)        $    1.00           2.88%
   1995            $    1.00             0.04              (0.04)        $    1.00           4.57%
   1996            $    1.00             0.05              (0.05)        $    1.00           5.25%
   1997            $    1.00             0.05              (0.05)        $    1.00           4.82%
   1998(d)         $    1.00             0.03              (0.03)        $    1.00           2.48%
NEW YORK TAX-FREE MONEY MARKET FUND
   1993            $    1.00             0.02              (0.02)        $    1.00           1.68%
   1994            $    1.00             0.02              (0.02)        $    1.00           1.88%
   1995            $    1.00             0.03              (0.03)        $    1.00           2.84%
   1996            $    1.00             0.03              (0.03)        $    1.00           3.20%
   1997            $    1.00             0.03              (0.03)        $    1.00           2.96%
   1998(d)         $    1.00             0.02              (0.02)        $    1.00           1.59%

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) Computed on an annualized basis.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) For the six months ended October 31, 1997 (unaudited).

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------

                           RATIOS TO AVERAGE NET ASSETS
                                                                       NET ASSETS,
                                     NET                                  END OF
  YEAR ENDED                     INVESTMENT        EXPENSE WAIVER/     PERIOD (000
  APRIL 30,       EXPENSES         INCOME         REIMBURSEMENT(C)       OMITTED)
MONEY MARKET FUND
   1993                0.36%           3.13%               0.39%        $  226,298
   1994                0.28%           2.98%               0.42%        $  266,626
   1995                0.51%           4.80%               0.19%        $  431,316
   1996                0.58%           5.19%               0.11%        $  489,229
   1997                0.61%           4.77%               0.10%        $  599,817
   1998(d)             0.63%(b)         5.00%(b)            0.07%(b)    $  623,719
TREASURY MONEY MARKET FUND
   1993                0.40%           2.98%               0.39%        $  128,825
   1994                0.31%           2.86%               0.43%        $  197,521
   1995                0.51%           4.53%               0.19%        $  210,526
   1996                0.57%           5.10%               0.09%        $  372,884
   1997                0.58%           4.75%               0.10%        $  373,485
   1998(d)             0.58%(b)         4.94%(b)            0.09%(b)    $  397,532
NEW YORK TAX-FREE MONEY MARKET FUND
   1993                0.71%           1.67%               0.63%        $   17,899
   1994                0.41%           1.88%               0.58%        $   40,180
   1995                0.40%           2.76%               0.52%        $   41,238
   1996                0.48%           3.14%               0.38%        $   65,763
   1997                0.50%           2.95%               0.35%        $   56,618
   1998(d)             0.52%(b)         3.13%(b)            0.30%(b)    $   81,890

VISION MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
(A)CORPORATE OBLIGATIONS--88.8%
------------------------------------------------------------------------------------------------
               BANKING--9.3%
               ---------------------------------------------------------------------------------
$   7,445,000  (b)Atlas Iron Processors, Inc., Series 1994, 5.81%, 11/7/1997                      $    7,445,000
               ---------------------------------------------------------------------------------
   25,000,000  Commerzbank U.S. Finance, Inc., 5.61%, 1/12/1998                                       24,723,500
               ---------------------------------------------------------------------------------
   25,822,000  Toronto Dominion Holdings (USA), Inc., 5.57%, 1/2/1998                                 25,577,408
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  57,745,908
               ---------------------------------------------------------------------------------  --------------
               CHEMICALS--4.0%
               ---------------------------------------------------------------------------------
   25,000,000  Dow Chemical Co., 5.56%, 12/5/1997                                                     24,869,549
               ---------------------------------------------------------------------------------  --------------
               DIVERSIFIED--4.3%
               ---------------------------------------------------------------------------------
   27,000,000  General Electric Capital Corp., 5.70%, 1/20/1998                                       26,668,200
               ---------------------------------------------------------------------------------  --------------
               ENTERTAINMENT--3.9%
               ---------------------------------------------------------------------------------
   25,000,000  Disney (Walt) Co., 5.62%, 2/5/1998                                                     24,631,333
               ---------------------------------------------------------------------------------  --------------
               FINANCE-AUTOMOTIVE AND FARM EQUIPMENT--12.6%
               ---------------------------------------------------------------------------------
   27,000,000  Daimler Benz North America Corp., 5.61%, 11/5/1997                                     26,983,470
               ---------------------------------------------------------------------------------
   27,000,000  Ford Motor Credit Corp., 5.76%, 12/29/1997                                             26,756,400
               ---------------------------------------------------------------------------------
   25,000,000  John Deere Capital Corp., 5.63% 1/27/1998                                              24,665,896
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  78,405,766
               ---------------------------------------------------------------------------------  --------------
               FINANCIAL RETAIL--16.7%
               ---------------------------------------------------------------------------------
   30,000,000  American Express Credit Corp., 5.53%, 12/5/1997                                        29,844,733
               ---------------------------------------------------------------------------------
   25,039,000  (b)Associates Corp. of North America, 5.497%, 11/5/1997                                25,039,000
               ---------------------------------------------------------------------------------
   25,000,000  Beneficial Corp., 5.57%, 12/1/1997                                                     24,884,582
               ---------------------------------------------------------------------------------
   25,000,000  Commercial Credit Co., 5.63%, 1/26/1998                                                24,668,542
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                 104,436,857
               ---------------------------------------------------------------------------------  --------------
               TOBACCO, FOOD & BEVERAGE--9.1%
               ---------------------------------------------------------------------------------
   27,000,000  BAT Capital Corp., 5.61%, 11/12/1997                                                   26,954,378
               ---------------------------------------------------------------------------------
   30,000,000  Heinz (H.J.) Co., 5.53%, 11/18/1997                                                    29,922,225
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  56,876,603
               ---------------------------------------------------------------------------------  --------------
               INSURANCE--8.0%
               ---------------------------------------------------------------------------------
   25,000,000  American General Finance Corp., 5.52%, 11/19/1997                                      24,931,250
               ---------------------------------------------------------------------------------


VISION MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
(A)CORPORATE OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
               INSURANCE--CONTINUED
               ---------------------------------------------------------------------------------
   25,000,000  Prudential Funding Corp., 5.56%, 11/7/1997                                         $   24,977,042
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  49,908,292
               ---------------------------------------------------------------------------------  --------------
               SPECIAL PURPOSE CORPORATION (ASSET BACKED)--8.0%
               ---------------------------------------------------------------------------------
   25,000,000  Apreco, Inc., 5.58%, 12/15/1997                                                        24,831,333
               ---------------------------------------------------------------------------------
   25,000,000  Ciesco, L.P., 5.55%, 11/3/1997                                                         24,992,347
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  49,823,680
               ---------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS--12.9%
               ---------------------------------------------------------------------------------
   30,000,000  AT&T Corp., 5.61%, 1/14/1998                                                           29,658,058
               ---------------------------------------------------------------------------------
   25,800,000  Ameritech Corp., 5.59% 11/21/1997                                                      25,721,310
               ---------------------------------------------------------------------------------
   25,000,000  Bell Atlantic Financial Services, Inc., 5.56% 11/7/1997                                24,976,979
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  80,356,347
               ---------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE OBLIGATIONS                                                           553,722,535
               ---------------------------------------------------------------------------------  --------------
(A)U.S. GOVERNMENT AGENCY--4.4%
------------------------------------------------------------------------------------------------
   17,820,000  Federal Farm Credit Bank, 5.69%, 6/26/1998                                             17,194,125
               ---------------------------------------------------------------------------------
   10,000,000  Federal National Mortgage Association, 5.69%, 12/11/1997                                9,940,778
               ---------------------------------------------------------------------------------  --------------
               TOTAL U.S. GOVERNMENT AGENCY                                                           27,134,903
               ---------------------------------------------------------------------------------  --------------
(C)REPURCHASE AGREEMENT--7.3%
------------------------------------------------------------------------------------------------
   45,418,000  J.P. Morgan & Co., Inc., 5.65%, dated 10/31/1997, due 11/3/1997                        45,418,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                           $  626,275,438
               ---------------------------------------------------------------------------------  --------------

 (a) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

 (b) Denotes variable rate securities which show current rate and next demand date.

 (c) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($623,719,010) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

VISION TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                            VALUE
--------------  --------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--52.8%
------------------------------------------------------------------------------------------------
                U.S. TREASURY BILLS--25.0%
                --------------------------------------------------------------------------------
$  100,000,000  11/6/1997-1/8/1998                                                                $   99,521,714
                --------------------------------------------------------------------------------  --------------
                U.S. TREASURY NOTES--27.8%
                --------------------------------------------------------------------------------
   110,000,000  5.00%-8.125%, 1/31/1998-4/15/1998                                                    110,484,132
                --------------------------------------------------------------------------------  --------------
                TOTAL U.S. TREASURY OBLIGATIONS                                                      210,005,846
                --------------------------------------------------------------------------------  --------------
(A)REPURCHASE AGREEMENTS--47.2%
------------------------------------------------------------------------------------------------
    90,000,000  J.P. Morgan Securities, Inc., 5.650%, dated 10/31/1997, due 11/3/1997                 90,000,000
                --------------------------------------------------------------------------------
    97,695,000  Nomura Securities Intenational, Inc., 5.650%, dated 10/31/1997, due 11/3/1997         97,695,000
                --------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS                                                          187,695,000
                --------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                          $  397,700,846
                --------------------------------------------------------------------------------  --------------

 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($397,532,204) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
(A)SHORT-TERM MUNICIPALS--100.0%
--------------------------------------------------------------------------------------
              NEW YORK--96.8%
              ------------------------------------------------------------------------
$  2,850,000  Chautauqua County, NY IDA, IDR Bonds Weekly VRDNs (Belknap Business
              Forms)/(Key Bank of New York LOC)                                         A-1         $   2,850,000
              ------------------------------------------------------------------------
   2,800,000  Elmira City, NY, (Series B), 4.00% BANs, 3/30/1998                        MIG-1           2,802,776
              ------------------------------------------------------------------------
   3,000,000  Municipal Assistance Corp of New York, 3.75% CP, Mandatory Tender
              12/11/1997                                                                A-1+            3,000,000
              ------------------------------------------------------------------------
   2,000,000  New Rochelle, NY, 4.00% BANs, 4/30/1998                                   NR              2,002,416
              ------------------------------------------------------------------------
   2,800,000  New York City Housing Development Corp., (Series 1993A) Weekly VRDNs
              (Columbus Gardens)/(Citibank NA, New York LOC)                            A-1+            2,800,000
              ------------------------------------------------------------------------
   1,000,000  New York City Housing Development Corp., (Series A) Weekly VRDNs (Upper
              Fifth Avenue)/(Bankers Trust Co., New York LOC)                           VMIG-1          1,000,000
              ------------------------------------------------------------------------
   1,800,000  New York City Housing Development Corp., East 17th St. Properties
              Mortgage Revenue Bonds (Series A) Daily VRDNs (Chase Manhattan Bank
              N.A., New York LOC)                                                       A-1             1,800,000
              ------------------------------------------------------------------------
   3,400,000  New York City Municipal Water Finance Authority, (Series C) Daily VRDNs
              (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                           VMIG-1          3,400,000
              ------------------------------------------------------------------------
   1,950,000  New York City, NY IDA, Revenue Bonds Weekly VRDNs (Children's Oncology
              Society)/(Barclays Bank, New York LOC)                                    A-1+            1,950,000
              ------------------------------------------------------------------------
   1,700,000  New York City, NY, (Subseries A-5) Daily VRDNs (Kredietbank LOC)          VMIG-1          1,700,000
              ------------------------------------------------------------------------
   1,500,000  New York City, NY, (Subseries A-8) Daily VRDNs (Morgan Guaranty Trust
              Co., New York LOC)                                                        VMIG-1          1,500,000
              ------------------------------------------------------------------------
   1,100,000 New York City, NY, (Subseries B-4) Daily VRDNs (Union Bank of
Switz.
              LOC)                                                                      VMIG-1          1,100,000
              ------------------------------------------------------------------------
$    100,000  New York City, NY, GO UT (Sub-Series B-4) Daily VRDNs (Union Bank of
              Switz. LOC)                                                               VMIG-1      $     100,000
              ------------------------------------------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
(A)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
   1,600,000  New York City, NY, Series C Daily VRDNs (Morgan Guaranty Trust Co., New
              York LOC)                                                                 VMIG-1          1,600,000
              ------------------------------------------------------------------------
     300,000  New York City, NY, Subseries B-3 Daily VRDNs (Morgan Guaranty Trust Co.,
              New York LOC)                                                             VMIG-1            300,000
              ------------------------------------------------------------------------
   2,000,000  New York State Dormitory Authority, (Columbia University), 3.70% CP
              (Columbia University GTD), Mandatory Tender
              11/7/1997                                                                 A-1+            2,000,000
              ------------------------------------------------------------------------
   1,000,000  New York State Dormitory Authority, (Series 1989C), 3.70% CP
              (Sloan-Kettering Memorial Cancer Center)/(Chemical Bank LOC), Mandatory
              Tender 12/12/1997                                                         A-1+            1,000,000
              ------------------------------------------------------------------------
   3,800,000  New York State Energy Research & Development Authority Daily VRDNs
              (Niagara Mohawk Power Corp.)/(Toronto-Dominion Bank LOC)                  A-1+            3,800,000
              ------------------------------------------------------------------------
   1,000,000  New York State Energy Research & Development Authority, (Series B)
              Weekly VRDNs (Rochester Gas & Electric Corp)/ (MBIA INS)                  VMIG-1          1,000,000
              ------------------------------------------------------------------------
   3,595,000  New York State Energy Research & Development Authority, Gas Facilities
              Revenue Bonds (1997 Series A-1) Weekly VRDNs (Brooklyn Union Gas
              Co.)/(MBIA INS)/(Union Bank of Switzerland, Zurich LIQ)                   VMIG-1          3,595,000
              ------------------------------------------------------------------------
   1,400,000  New York State Energy Research & Development Authority, PCR, (1994
              Series D) Daily VRDNs (Union Bank of Switzerland, Zurich LOC)             VMIG-1          1,400,000
              ------------------------------------------------------------------------
   1,000,000  New York State Energy Research & Development Authority, Revenue Bonds
              (Series A) Weekly VRDNs (Long Island Lighting Co.)                        VMIG-1          1,000,000
              ------------------------------------------------------------------------
   1,900,000  New York State Environmental Facilities Corp., 3.70% CP, Mandatory
              Tender 12/9/1997 (GTD by General Electric)                                A-1             1,900,000
              ------------------------------------------------------------------------
   1,000,000  New York State Environmental Facilities Corp., 3.75% CP, Mandatory
              Tender 12/9/1997 (GTD by General Electric)                                A-1             1,000,000
              ------------------------------------------------------------------------
$  3,925,000  New York State HFA, Revenue Bonds Weekly VRDNs (Normandie Corp.)
              (Landsbank Hessen-Thurigen LOC)                                           VMIG-1      $   3,925,000
              ------------------------------------------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
(A)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
   2,800,000  New York State Local Government Assistance Corp., (Series E) Weekly
              VRDNs (Canadian Imperial Bank of Commerce, Toronto LOC)                   VMIG-1          2,800,000
              ------------------------------------------------------------------------
   1,000,000  New York State Medical Care Facilities Finance Agency Weekly VRDNs
              (Pooled Loan Program)/(Chase Manhattan Bank N.A., New York LOC)           VMIG-1          1,000,000
              ------------------------------------------------------------------------
     700,000  New York State Power Authority, 3.75% TOBs 3/1/1998                       VMIG-1            700,000
              ------------------------------------------------------------------------
   1,000,000  New York State Power Authority, 3.75% TOBs, Mandatory Tender 3/1/1998     VMIG-1          1,000,000
              ------------------------------------------------------------------------
   1,000,000  New York State Power Authority, 3.80% CP, Mandatory Tender 11/18/1997     A-1             1,000,000
              ------------------------------------------------------------------------
     535,000  New York State Power Authority, Revenue Bonds, 3.75% TOBs 3/1/1998        VMIG-1            535,000
              ------------------------------------------------------------------------
   2,500,000  New York State, (Series N), 3.65% CP, Mandatory Tender
              11/6/1997 (W. Deutche Landesbank LOC)                                     A-1             2,500,000
              ------------------------------------------------------------------------
   1,000,000  Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Bonds
              (Series 1994 A) Weekly VRDNs (American Ref-Fuel Co.)/(Air Products &
              Chemicals, Inc. and Browning-Ferris Industries, Inc. GTDs)                A-1             1,000,000
              ------------------------------------------------------------------------
   2,800,000  Niagara Falls, NY Bridge Commission, Revenue Bonds (Series 1993A) Weekly
              VRDNs (FGIC INS)/(credit local)                                           VMIG-1          2,800,000
              ------------------------------------------------------------------------
   1,000,000  Onondaga County, NY IDA, Revenue Bonds (Series B) Monthly VRDNs (Pass &
              Seymour, Inc.)/(Banque Nationale de Paris LOC)                            A-1             1,000,000
              ------------------------------------------------------------------------
     660,000  Penfield, NY, 3.75% BANs, 12/23/1997                                      NR                660,041
              ------------------------------------------------------------------------
   2,275,000  Port Authority of New York and New Jersey, 3.60% CP, Mandatory Tender
              12/8/1997 (Bank of Nova Scotia LOC)                                       A-1+            2,275,000
              ------------------------------------------------------------------------
     965,000  Port Authority of New York and New Jersey, 3.65% CP, Mandatory Tender
              11/12/1997 (Bank of Nova Scotia LOC)                                      A-1+              965,000
              ------------------------------------------------------------------------
$    540,000  Port Authority of New York and New Jersey, 3.70% CP, Mandatory Tender
              12/8/1997 (Bank of Nova Scotia LOC)                                       A-1+        $     540,000
              ------------------------------------------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
(A)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
   1,000,000  Rockland County, NY, 4.25% RANs, 4/15/1998                                NR              1,001,741
              ------------------------------------------------------------------------
   1,000,000  Seneca County, NY IDA Weekly VRDNs (New York Chiropractic
              College)/(Barclays Bank PLC, London LOC)                                  A-1+            1,000,000
              ------------------------------------------------------------------------
   2,600,000  St. Lawrence County, NY IDA, Refunding Revenue Bonds Daily VRDNs
              (Reynolds Metals Co.) (Bank of Nova Scotia LOC)                           P-1             2,600,000
              ------------------------------------------------------------------------
   1,000,000  Suffolk County, NY Water Authority Weekly VRDNs (Bank of Nova Scotia,
              Toronto SA)                                                               VMIG-1          1,000,000
              ------------------------------------------------------------------------
   2,000,000  Suffolk County, NY, (Series II), 4.25% TANs (Canadian Imperial
              Bank of Commerce, NY, Natwest Bancorp and Westdeutsche Landesbank
              Girozentrale
              LOCs), 9/10/1998                                                          VMIG-1          2,007,435
              ------------------------------------------------------------------------
   1,000,000  Triborough Bridge & Tunnel Authority, NY Weekly VRDNs (FGIC SA)           VMIG-1          1,000,000
              ------------------------------------------------------------------------
   1,000,000  Trust For Cultural Resources of New York City, Revenue Bonds (Series B)
              Weekly VRDNs (American Museum of National History)/(MBIA INS)             VMIG-1          1,000,000
              ------------------------------------------------------------------------
   2,375,000  Yonkers, NY IDA, Civic Facility Revenue Bonds, (Series 1994)
              Weekly VRDNs (Consumers Union Facility)/(AMBAC INS)/(Credit Local
              de France
              LIQ)                                                                      A-1+            2,375,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                    79,284,409
              ------------------------------------------------------------------------              -------------
              PUERTO RICO--3.2%
              ------------------------------------------------------------------------
   2,600,000  Puerto Rico Government Development Bank, 3.70% CP, Mandatory Tender
              12/10/1997                                                                A-1+            2,600,000
              ------------------------------------------------------------------------              -------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                              $  81,884,409
              ------------------------------------------------------------------------              -------------

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

 (a) At October 31, 1997, 4.7% of the total investments at market value were subject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($81,889,710) at October 31, 1997.


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation BANs--Bond Anticipation Notes CP--Commercial Paper FGIC--Financial Guaranty Insurance Company GO--General Obligation GTD--Guaranty HFA--Housing Finance Authority
IDA--Industrial Development Authority IDR--Industrial Development Revenue
INS--Insured LIQ--Liquidity Agreement LOCs--Letter(s) of Credit LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance PCR--Pollution Control Revenue PLC--Public Limited Company RANs--Revenue Anticipation Notes SA--Support Agreement TANs--Tax Anticipation Notes TOBs--Tender Option Bonds UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     NEW YORK
                                                                                 TREASURY            TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                FUND
ASSETS:
------------------------------------------------------
Investments in repurchase agreements                     $     45,418,000    $    187,695,000     $           --
------------------------------------------------------
Investments in securities                                     580,857,438         210,005,846         81,884,409
------------------------------------------------------  ------------------  ------------------  ------------------
     Total investments, at amortized cost and value           626,275,438         397,700,846         81,884,409
------------------------------------------------------
Cash                                                                  231             190,293                 --
------------------------------------------------------
Income receivable                                                 162,813           1,288,272            348,604
------------------------------------------------------
Receivable for shares sold                                          1,306                 307                 --
------------------------------------------------------
Receivable for investments sold                                        --                  --                 --
------------------------------------------------------
Prepaid expenses                                                       --                  --                 --
------------------------------------------------------  ------------------  ------------------  ------------------
     Total assets                                             626,439,788         399,179,718         82,233,013
------------------------------------------------------  ------------------  ------------------  ------------------
LIABILITIES:
------------------------------------------------------
Income distribution payable                                     2,669,880           1,623,408            214,771
------------------------------------------------------
Payable for shares redeemed                                            --                  --                 --
------------------------------------------------------
Payable to Bank                                                        --                  --            107,330
------------------------------------------------------
Accrued expenses                                                   50,898              24,106             21,202
------------------------------------------------------  ------------------  ------------------  ------------------
     Total liabilities                                          2,720,778           1,647,514            343,303
------------------------------------------------------  ------------------  ------------------  ------------------
NET ASSETS                                               $    623,719,010    $    397,532,204     $   81,889,710
------------------------------------------------------  ------------------  ------------------  ------------------
NET ASSET VALUE, Offering Price and Redemption
Proceeds Per Share:                                                 $1.00               $1.00              $1.00
------------------------------------------------------  ------------------  ------------------  ------------------
SHARES OUTSTANDING:                                           623,719,010         397,532,204         81,889,710
------------------------------------------------------  ------------------  ------------------  ------------------

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                                                     NEW YORK
                                                                                 TREASURY            TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                FUND
INVESTMENT INCOME:
------------------------------------------------------
Interest                                                  $   17,227,631      $   11,061,284       $  1,325,520
------------------------------------------------------  ------------------  ------------------  ------------------
EXPENSES:
------------------------------------------------------
Investment advisory fee                                        1,529,700           1,001,961            181,735
------------------------------------------------------
Administrative personnel and services fee                        314,932             205,784             37,386
------------------------------------------------------
Custodian fees                                                    15,967              14,430              3,445
------------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                         153,975              23,997             19,936
------------------------------------------------------
Directors' fees                                                   11,986               3,957                 71
------------------------------------------------------
Auditing fees                                                      9,095               6,012              6,558
------------------------------------------------------
Legal fees                                                         9,011               7,915              2,560
------------------------------------------------------
Portfolio accounting fees                                         31,180              26,353             23,878
------------------------------------------------------
Share registration costs                                           9,848              18,489              6,637
------------------------------------------------------
Printing and postage                                               6,035               5,911              4,820
------------------------------------------------------
Taxes                                                             42,497              12,175              5,413
------------------------------------------------------
Insurance premiums                                                   167               2,054              1,114
------------------------------------------------------
Miscellaneous                                                      6,035               2,004              4,307
------------------------------------------------------  ------------------  ------------------  ------------------
  TOTAL EXPENSES                                               2,140,428           1,331,042            297,860
------------------------------------------------------  ------------------  ------------------  ------------------
Waivers--
------------------------------------------------------
Waiver of investment advisory fee                               (201,737)           (171,140)                --
------------------------------------------------------
Waiver of administrative personnel and services fees                  --                  --           (110,307)
------------------------------------------------------  ------------------  ------------------  ------------------
  TOTAL WAIVERS                                                 (201,737)           (171,140)          (110,307)
------------------------------------------------------  ------------------  ------------------  ------------------
     NET EXPENSES                                              1,938,691           1,159,902            187,553
------------------------------------------------------  ------------------  ------------------  ------------------
          NET INVESTMENT INCOME                           $   15,288,940      $    9,901,382       $  1,137,967
------------------------------------------------------  ------------------  ------------------  ------------------

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    TREASURY                 NEW YORK TAX-FREE
                               MONEY MARKET FUND               MONEY MARKET FUND             MONEY MARKET FUND
                           SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                             ENDED            YEAR           ENDED            YEAR          ENDED          YEAR
                          OCTOBER 31,        ENDED        OCTOBER 31,        ENDED       OCTOBER 31,      ENDED
                              1997         APRIL 30,          1997         APRIL 30,         1997       APRIL 30,
                          (UNAUDITED)         1997        (UNAUDITED)         1997       (UNAUDITED)       1997
INCREASE (DECREASE)
IN NET ASSETS
-----------------------
OPERATIONS--
-----------------------
  Net investment income  $   15,288,940  $   27,303,759  $    9,901,382  $   21,796,019  $  1,137,967  $  2,073,551
-----------------------  --------------  --------------  --------------  --------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
-----------------------
  Distributions from
  net investment income     (15,288,940)    (27,303,759)      9,901,382     (21,796,019)   (1,137,967)   (2,073,551)
-----------------------  --------------  --------------  --------------  --------------  ------------  ------------
SHARE TRANSACTIONS--
-----------------------
  Proceeds from sales
  of shares               8,268,177,200   8,645,835,065   2,481,869,208   3,654,497,462   490,497,469   176,252,479
-----------------------
  Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions
  declared                    5,614,497      11,569,142       1,618,453       2,819,179       399,575       779,290
-----------------------
  Cost of shares
  redeemed               (8,249,889,929) (8,546,816,379) (2,459,440,094) (3,656,716,056) (465,625,274) (186,176,785)
-----------------------  --------------  --------------  --------------  --------------  ------------  ------------
      Change in
      net assets
      from share
      transactions           23,901,768     110,587,828      24,047,567         600,585    25,271,770    (9,145,016)
-----------------------  --------------  --------------  --------------  --------------  ------------  ------------
      Change in net
      assets                 23,901,768     110,587,828      24,047,567         600,585    25,271,770    (9,145,016)
-----------------------
NET ASSETS:
-----------------------
  Beginning of period       599,817,242     489,229,414     373,484,637     372,884,052    56,617,940    65,762,956
-----------------------  --------------  --------------  --------------  --------------  ------------  ------------
  End of period          $  623,719,010  $  599,817,242  $  397,532,204  $  373,484,637  $ 81,889,710  $ 56,617,940
-----------------------  --------------  --------------  --------------  --------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of seven diversified portfolios and one non-diversified portfolio (individually referred to as the "Fund", or collectively as the "Funds"). The following diversified Funds are presented herein:

                 PORTFOLIO NAME                                      INVESTMENT OBJECTIVE
Vision Money Market Fund ("Money Market")         Seeks current income with liquidity and stability of
                                                  principal by investing in high quality money market
                                                  instruments.
Vision Treasury Money Market Fund ("Treasury Seeks current income with liquidity and stability of Money Market") principal by investing in direct obligations of the U.S.
                                                  Treasury, such as Treasury
                                                  bills and notes, and
                                                  repurchase agreements secured
                                                  by these obligations.
Vision New York Tax-Free Money Market Fund ("New Seeks as high a level of current interest income that is York Tax-Free Money Market") exempt from federal regular income tax as is consistent
                                                  with liquidity and relative stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that


VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to each Fund. Capital paid-in for Money Market aggregated $623,095,291, par value was $623,719; Treasury Money Market aggregated $397,134,672, par value was $397,532, New York Tax-Free Money Market aggregated $81,807,821, par value was $81,889. Transactions in capital stock were as follows:


VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                            NEW YORK TAX-FREE
                                     MONEY MARKET             TREASURY MONEY MARKET            MONEY MARKET
                              SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS      YEAR
                                 ENDED          ENDED          ENDED          ENDED         ENDED        ENDED
                              OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,    OCTOBER 31,   APRIL 30,
                                 1997           1997           1997           1997          1997         1997
Shares sold                  8,268,177,200   8,645,835,065   2,481,869,208   3,654,497,462   490,497,469   176,252,479
---------------------------
Shares issued to sharehold-
ers in payment of
distributions declared           5,614,497      11,569,142       1,618,453       2,819,179       399,575       779,290
---------------------------
Shares redeemed             (8,249,889,929) (8,546,816,379) (2,459,440,094) (3,656,716,056) (465,625,274) (186,176,785)
---------------------------  -------------   -------------   -------------   -------------   -----------   -----------
Net change resulting from
share transactions              23,901,768     110,587,828      24,047,567         600,585    25,271,770     9,145,016
---------------------------  -------------   -------------   -------------   -------------   -----------   -----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Trader Trust Company, the Funds will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. The Funds did not pay or accrue Shareholder Services fees during the period ended October 31, 1997.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.


VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

(5) CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1997, 49.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 27.1% of total investments.

Directors                                              Officers
--------------------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                               Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                    [LOGO OF VISION GROUP OF FUNDS, INC.]
                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1997

                                    Vision
                                 Money Market
                                     Fund
--------------------------------------------------------------------------------

                                    Vision
                                   Treasury
                                 Money Market
                                     Fund
--------------------------------------------------------------------------------

                                    Vision
                              New York Tax-Free
                                 Money Market
                                     Fund
--------------------------------------------------------------------------------


Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779                Manufacturers and Traders Trust Company
Cusip 92830F307                          Investment Adviser to the Funds
Cusip 92830F109          [LOGO OF        One M&T Plaza
Cusip 92830F208       RECYCLED PAPER]    Buffalo, NY 14240-4556

1112503 (12/97)



                     [LOGO OF VISION EQUITY INCOME FUND]

                           VISION EQUITY INCOME FUND
                  (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
    Semi-Annual Report and Supplement to Prospectus dated September 25, 1997

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report and Supplement to the Prospectus for Vision Equity Income Fund. This information covers the initial period of the fund's operation (September 26, 1997) through October 31, 1997. It begins with the financial highlights, followed by a list of the fund's holdings and complete financial information.

This new addition to the VISION Group of Funds, Inc. is a conservative way to pursue income and capital appreciation from income-producing equity securities.

It invests in undervalued, high yielding stocks that are relatively 'cheap' compared to more aggressive growth stocks.* These stocks, issued by large companies, typically offer dividend growth (and the opportunity for future growth) and a steady stream of income.

Thank you for being among the first to participate in VISION Equity Income Fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1997

*Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

 A. Please insert the following "Financial Highlights" table as page 5 of the Prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page after the heading "A Summary of the Fund's Expenses."

VISION EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                     PERIOD ENDED
                                                                                                      (UNAUDITED)
                                                                                                  OCTOBER 31, 1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $    9.99
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                                     0.01
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                   (0.19)
----------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                         (0.18)
----------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                         $    9.81
----------------------------------------------------------------------------------------------           -------
TOTAL RETURN (B)                                                                                           (1.80%)
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                                  1.41%*
----------------------------------------------------------------------------------------------
  Net investment income                                                                                     1.08%*
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                          1.15%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                $15,858
----------------------------------------------------------------------------------------------
  Average commission rate paid (d)                                                                       $0.0028
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                           0%
----------------------------------------------------------------------------------------------

  *  Computed on an annualized basis.

 (a) Reflects operations for the period from September 26, 1997 (date of initial public investment) to October 31, 1997.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



 B. Please insert the following at the end of the first paragraph in the subsection entitled "Voting Rights and Other Information" on page 26 of the Prospectus.

     "As of December 3, 1997, Reho & Co., Buffalo, New York owned 59.78% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders. As of December 3, 1997, Tice & Co., Buffalo, New York owned 30.88% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."


 C. Please insert the following Financial Statements after the section entitled "Yield" and before the Addresses page. In addition, please add the heading "Financial Statements" to the Table of Contents page after the heading "Voting Rights and Other Information."

VISION EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                    VALUE
----------  ------------------------------------------------------------------------------------------  -------------
COMMON STOCKS--97.0%
------------------------------------------------------------------------------------------------------
            AUTOMOBILE--4.7%
            ------------------------------------------------------------------------------------------
    10,000  Chrysler Corp.                                                                              $     352,500
            ------------------------------------------------------------------------------------------
     8,900  Ford Motor Co.                                                                                    388,819
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                             741,319
            ------------------------------------------------------------------------------------------  -------------
            CAPITAL EQUIPMENT & SERVICES--6.6%
            ------------------------------------------------------------------------------------------
     7,300  Caterpillar, Inc.                                                                                 374,125
            ------------------------------------------------------------------------------------------
     6,900  Cooper Industries, Inc.                                                                           359,662
            ------------------------------------------------------------------------------------------
     6,200  Illinois Tool Works, Inc.                                                                         304,963
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                           1,038,750
            ------------------------------------------------------------------------------------------  -------------
            CHEMICALS--3.7%
            ------------------------------------------------------------------------------------------
     3,500  Air Products & Chemicals, Inc.                                                                    266,000
            ------------------------------------------------------------------------------------------
     3,500  Dow Chemical Co.                                                                                  317,625
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                             583,625
            ------------------------------------------------------------------------------------------  -------------
            CONSUMER CYCLICAL--4.3%
            ------------------------------------------------------------------------------------------
     7,000  Carnival Corp., Class A                                                                           339,500
            ------------------------------------------------------------------------------------------
     5,800  Penney (J.C.) Co., Inc.                                                                           340,388
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                             679,888
            ------------------------------------------------------------------------------------------  -------------
            CONSUMER NON-CYCLICAL--13.5%
            ------------------------------------------------------------------------------------------
     9,500  Allied-Signal, Inc.                                                                               342,000
            ------------------------------------------------------------------------------------------
     4,900  McGraw-Hill Cos., Inc.                                                                            320,338
            ------------------------------------------------------------------------------------------
     3,500  Merck & Co., Inc.                                                                                 312,375
            ------------------------------------------------------------------------------------------
    12,700  Premark International, Inc.                                                                       343,694
            ------------------------------------------------------------------------------------------
    12,200  Sonoco Products Co.                                                                               392,688
            ------------------------------------------------------------------------------------------
     4,900  V.F. Corp.                                                                                        437,938
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                           2,149,033
            ------------------------------------------------------------------------------------------  -------------
            ELECTRONIC EQUIPMENT--2.5%
            ------------------------------------------------------------------------------------------
     5,000  Pitney Bowes, Inc.                                                                                396,563
            ------------------------------------------------------------------------------------------  -------------
            ENERGY--16.4%
            ------------------------------------------------------------------------------------------
     8,200  New Century Energies, Inc.                                                                        342,350
            ------------------------------------------------------------------------------------------


VISION EQUITY INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                    VALUE
----------  ------------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------------
            ENERGY--CONTINUED
            ------------------------------------------------------------------------------------------
     4,500  Atlantic Richfield Co.                                                                      $     370,406
            ------------------------------------------------------------------------------------------
     5,000  Chevron Corp.                                                                                     414,687
            ------------------------------------------------------------------------------------------
     4,900  Exxon Corp.                                                                                       301,044
            ------------------------------------------------------------------------------------------
     5,200  Mobil Corp.                                                                                       378,625
            ------------------------------------------------------------------------------------------
     6,000  Royal Dutch Petroleum Co., ADR                                                                    315,750
            ------------------------------------------------------------------------------------------
     5,600  Schlumberger Ltd.                                                                                 490,000
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                           2,612,862
            ------------------------------------------------------------------------------------------  -------------
            FINANCIAL SERVICES--23.2%
            ------------------------------------------------------------------------------------------
     3,800  American International Group, Inc.                                                                387,837
            ------------------------------------------------------------------------------------------
     4,000  Bankers Trust New York Corp.                                                                      472,000
            ------------------------------------------------------------------------------------------
     5,600  Comerica, Inc.                                                                                    442,750
            ------------------------------------------------------------------------------------------
     7,800  Federal National Mortgage Association                                                             377,812
            ------------------------------------------------------------------------------------------
     7,400  First Commerce Corp.                                                                              475,450
            ------------------------------------------------------------------------------------------
     1,200  General RE Corp.                                                                                  236,625
            ------------------------------------------------------------------------------------------
     3,500  J.P. Morgan & Co., Inc.                                                                           384,125
            ------------------------------------------------------------------------------------------
     5,700  Jefferson-Pilot Corp.                                                                             440,681
            ------------------------------------------------------------------------------------------
    12,200  Reliastar Financial Corp.                                                                         455,975
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                           3,673,255
            ------------------------------------------------------------------------------------------  -------------
            NATURAL RESOURCES--1.8%
            ------------------------------------------------------------------------------------------
    13,800  Cyprus Amax Minerals                                                                              288,937
            ------------------------------------------------------------------------------------------  -------------
            TECHNOLOGY--4.1%
            ------------------------------------------------------------------------------------------
     5,600  Avnet, Inc.                                                                                       352,450
            ------------------------------------------------------------------------------------------
     3,900  Intel Corp.                                                                                       300,300
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                             652,750
            ------------------------------------------------------------------------------------------  -------------
            UTILITIES--16.2%
            ------------------------------------------------------------------------------------------
     9,800  AT&T Corp.                                                                                        479,587
            ------------------------------------------------------------------------------------------
     5,300  Bell Atlantic Corp.                                                                               423,337
            ------------------------------------------------------------------------------------------
    10,800  DPL, Inc.                                                                                         267,975
            ------------------------------------------------------------------------------------------
     6,000  GTE Corp.                                                                                         254,625
            ------------------------------------------------------------------------------------------
     5,300  General Electric Co.                                                                              342,181
            ------------------------------------------------------------------------------------------
    17,400  Houston Industries, Inc.                                                                          378,450
            ------------------------------------------------------------------------------------------


VISION EQUITY INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                    VALUE
----------  ------------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------------
            UTILITIES--CONTINUED
            ------------------------------------------------------------------------------------------
    17,100  Ohio Edison Co.                                                                             $     423,225
            ------------------------------------------------------------------------------------------  -------------
            Total                                                                                           2,569,380
            ------------------------------------------------------------------------------------------  -------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $15,912,857)                                              15,386,362
            ------------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--2.4%
------------------------------------------------------------------------------------------------------
   375,694  Seven Seas Money Market Fund (AT NET ASSET VALUE)                                                 375,694
            ------------------------------------------------------------------------------------------  -------------
            TOTAL INVESTMENTS (IDENTIFIED COST $16,288,551)(B)                                          $  15,762,056
            ------------------------------------------------------------------------------------------  -------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $16,288,551. The net unrealized depreciation of investments on a federal tax basis amounts to $526,495 which is comprised of $157,230 appreciation and $683,725 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($15,857,968) at October 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $16,288,551)                                                                    $  15,762,056
-------------------------------------------------------------------------------------------------------
Cash                                                                                                               201
-------------------------------------------------------------------------------------------------------
Income receivable                                                                                               25,152
-------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                      84,784
-------------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                           15,872,193
-------------------------------------------------------------------------------------------------------  -------------
LIABILITIES:
--------------------------------------------------------------------------------------------
Accrued expenses                                                                              $  14,225
--------------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                          14,225
-------------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,616,411 shares outstanding                                                              $  15,857,968
-------------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
-------------------------------------------------------------------------------------------------------
Paid in capital                                                                                          $  16,373,536
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                                    (526,495)
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                             10,927
-------------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                    $  15,857,968
-------------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ($15,857,968 / 1,616,411 shares outstanding)                                           $9.81
-------------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $9.81)*                                                                  $10.38
-------------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share                                                                                    $9.81
-------------------------------------------------------------------------------------------------------  -------------

*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY INCOME FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
Dividends                                                                                                   $    22,608
----------------------------------------------------------------------------------------------------------
Interest                                                                                                          2,544
----------------------------------------------------------------------------------------------------------  -----------
     Total income                                                                                                25,152
----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------
Investment advisory fee                                                                          $   7,062
-----------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                            4,521
-----------------------------------------------------------------------------------------------
Custodian fees                                                                                          51
-----------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                             2,128
-----------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                               41
-----------------------------------------------------------------------------------------------
Legal fees                                                                                             355
-----------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                            1,976
-----------------------------------------------------------------------------------------------
Share registration costs                                                                             1,455
-----------------------------------------------------------------------------------------------
Printing and postage                                                                                   760
-----------------------------------------------------------------------------------------------
Taxes                                                                                                  101
-----------------------------------------------------------------------------------------------
Miscellaneous                                                                                        7,358
-----------------------------------------------------------------------------------------------  ---------
     Total expenses                                                                                 25,808
-----------------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                     $(7,062)
------------------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                                    (4,521)
------------------------------------------------------------------------------------  ---------
     Total waivers                                                                                 (11,583)
-----------------------------------------------------------------------------------------------  ---------
          Net expenses                                                                                           14,225
----------------------------------------------------------------------------------------------------------  -----------
               Net investment income                                                                             10,927
----------------------------------------------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
Net change in unrealized (depreciation) of investments                                                         (526,495)
----------------------------------------------------------------------------------------------------------  -----------
     Net realized and unrealized loss on investments                                                           (526,495)
----------------------------------------------------------------------------------------------------------  -----------
          Change in net assets resulting from operations                                                    $  (515,568)
----------------------------------------------------------------------------------------------------------  -----------

*For the period from September 26, 1997 (date of initial public investment) to October 31, 1997.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      PERIOD ENDED
                                                                                                       (UNAUDITED)
                                                                                                    OCTOBER 31, 1997*
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------------------
Net investment income                                                                                $        10,927
------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                       (526,495)
------------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                         (515,568)
------------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                              16,373,536
------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                                              --
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                           --
------------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                               16,373,536
------------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                            15,857,968
------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------
Beginning of period                                                                                               --
------------------------------------------------------------------------------------------------  ---------------------
End of period (including undistributed net investment income of $10,927)                             $    15,857,968
------------------------------------------------------------------------------------------------  ---------------------

*For the period from September 26, 1997 (date of initial public investment) to October 31, 1997.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Vision Equity Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


VISION EQUITY INCOME FUND
--------------------------------------------------------------------------------

(3) CAPITAL STOCK

At October 31, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock were as follows:

                                                                                                       PERIOD ENDED
                                                                                                     OCTOBER 31, 1997
Shares sold                                                                                               1,616,411
-------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                               --
-------------------------------------------------------------------------------------------------
Shares redeemed                                                                                                  --
-------------------------------------------------------------------------------------------------  --------------------
  Net change resulting from share transactions                                                            1,616,411
-------------------------------------------------------------------------------------------------  --------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1997.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended October 31, 1997, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $4,000 were borne by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended October 31, 1997, the Fund expensed $65 of organizational expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.


VISION EQUITY INCOME FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1997, were as follows:

PURCHASES                                                                                                $  15,912,857
-------------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                    $           0
-------------------------------------------------------------------------------------------------------  -------------


Directors                                              Officers
--------------------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                               Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                                     Vision
                                 Equity Income
                                      Fund

                 ---------------------------------------------

                               Semi-Annual Report
                               and Supplement to
                                Prospectus Dated
                               September 25, 1997

                                         MANUFACTURERS AND TRADERS
                                         TRUST COMPANY
                                         ---------------------------------------
                                         Investment Adviser
                                         A subsidiary of First Empire State
                                         Corporation

[BIRD LOGO] FEDERATED INVESTORS
            FEDERATED SECURITIES CORP., DISTRIBUTOR


       Cusip 92830F802
       G00158-04 (12/97)                                   TRG00158-04